UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21323
Investment Company Act File Number

Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

April 30
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 52.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 0.9%
		ACTS Aero Technical Support & Service, Inc.
	897	Term Loan, 0.00%, Maturing October 5, 2014(2)	$204,099
		Atlantic Inertial Systems, Inc.
	1,263	Term Loan, 3.31%, Maturing July 20, 2014	1,187,229
		AWAS Capital, Inc.
	420	Term Loan, 2.38%, Maturing March 22, 2013	373,359
	2,136	Term Loan - Second Lien, 6.63%, Maturing March 22, 2013	977,415
		CACI International, Inc.
	281	Term Loan, 1.91%, Maturing May 3, 2011	274,784
		Colt Defense, LLC
	974	Term Loan, 3.54%, Maturing July 9, 2014	917,963
		DAE Aviation Holdings, Inc.
	563	Term Loan, 4.24%, Maturing July 31, 2014	467,656
	574	Term Loan, 4.24%, Maturing July 31, 2014	476,809
		Evergreen International Aviation
	1,217	Term Loan, 11.50%, Maturing October 31, 2011	746,685
		Hawker Beechcraft Acquisition
	3,561	Term Loan, 2.39%, Maturing March 26, 2014	2,434,846
	187	Term Loan, 2.60%, Maturing March 26, 2014	127,967
		Hexcel Corp.
	1,500	Term Loan, 6.50%, Maturing May 21, 2014	1,506,251
		IAP Worldwide Services, Inc.
	1,115	Term Loan, 9.25%, Maturing December 30, 2012(3)	797,280
		TransDigm, Inc.
	2,075	Term Loan, 2.41%, Maturing June 23, 2013	2,014,478
		Vought Aircraft Industries, Inc.
	667	Term Loan, 2.94%, Maturing December 17, 2011	650,000
	701	Term Loan, 7.50%, Maturing December 17, 2011	688,859
	216	Term Loan, 7.50%, Maturing December 22, 2011	213,823
		Wesco Aircraft Hardware Corp.
	1,459	Term Loan, 2.54%, Maturing September 29, 2013	1,313,321

			$15,372,824

Air Transport — 0.3%
		Airport Development and Investment, Ltd.
GBP	1,957	Term Loan - Second Lien, 5.05%, Maturing April 7, 2011	$1,834,183
		Delta Air Lines, Inc.
	1,691	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	1,162,924
		Northwest Airlines, Inc.
	2,804	DIP Loan, 2.29%, Maturing December 31, 2010	2,679,119

			$5,676,226

Automotive — 1.6%
		Accuride Corp.
	2,338	Term Loan, 3.00%, Maturing January 31, 2012	$2,156,616
		Adesa, Inc.
	4,905	Term Loan, 2.54%, Maturing October 18, 2013	4,574,106
		Allison Transmission, Inc.
	5,098	Term Loan, 3.06%, Maturing September 30, 2014	4,446,169
		Dayco Products, LLC
	2,283	Term Loan, 0.00%, Maturing June 21, 2011(2)	642,168
		Delphi Corp.
	622	DIP Loan, 8.25%, Maturing September 30, 2009	622,492

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	1,823	Term Loan, 2.24%, Maturing December 27, 2014	$1,380,752
	1,411	Term Loan, 2.23%, Maturing December 27, 2015	1,068,973
		Ford Motor Co.
	3,258	Term Loan, 3.50%, Maturing December 15, 2013	2,781,340
		Goodyear Tire & Rubber Co.
	4,450	Term Loan - Second Lien, 2.04%, Maturing April 30, 2010	4,123,668
		Keystone Automotive Operations, Inc.
	1,112	Term Loan, 3.79%, Maturing January 12, 2012	528,015
		LKQ Corp.
	1,284	Term Loan, 2.55%, Maturing October 12, 2014	1,258,554
		TriMas Corp.
	314	Term Loan, 2.62%, Maturing August 2, 2011	283,441
	1,324	Term Loan, 2.65%, Maturing August 2, 2013	1,194,469
		TRW Automotive, Inc.
	997	Term Loan, 6.31%, Maturing February 2, 2014	949,453
		United Components, Inc.
	1,439	Term Loan, 3.21%, Maturing June 30, 2010	1,270,265

			$27,280,481

Beverage and Tobacco — 0.4%
		Constellation Brands, Inc.
	1,057	Term Loan, 1.81%, Maturing June 5, 2013	$1,041,240
		Culligan International Co.
	976	Term Loan, 2.54%, Maturing November 24, 2014	651,631
EUR	1,400	Term Loan - Second Lien, 5.48%, Maturing May 31, 2013	515,483
		Liberator Midco Ltd.
GBP	380	Term Loan, 8.59%, Maturing October 27, 2016(3)	538,274
		Southern Wine & Spirits of America, Inc.
	2,893	Term Loan, 2.10%, Maturing May 31, 2012	2,798,782
		Van Houtte, Inc.
	118	Term Loan, 3.09%, Maturing July 11, 2014	110,001
	863	Term Loan, 3.09%, Maturing July 11, 2014	806,674

			$6,462,085

Brokers, Dealers and Investment Houses — 0.1%
		AmeriTrade Holding Corp.
	2,108	Term Loan, 1.79%, Maturing December 31, 2012	$2,048,304

			$2,048,304

Building and Development — 1.5%
		AIMCO Properties, L.P.
	2,669	Term Loan, 1.79%, Maturing March 23, 2011	$2,575,344
		Beacon Sales Acquisition, Inc.
	881	Term Loan, 2.56%, Maturing September 30, 2013	801,767
		Brickman Group Holdings, Inc.
	1,404	Term Loan, 2.34%, Maturing January 23, 2014	1,289,518
		Building Materials Corp. of America
	1,877	Term Loan, 3.06%, Maturing February 22, 2014	1,688,889
		Capital Automotive (REIT)
	1,047	Term Loan, 2.06%, Maturing December 16, 2010	824,232
		Epco/Fantome, LLC
	1,738	Term Loan, 2.91%, Maturing November 23, 2010	1,329,570
		Forestar USA Real Estate Group, Inc.
	1,975	Revolving Loan, 0.38%, Maturing December 1, 2010(4)	1,629,015
	1,535	Term Loan, 4.91%, Maturing December 1, 2010	1,266,257
		Hovstone Holdings, LLC
	753	Term Loan, 5.50%, Maturing September 25, 2009(3)(5)	302,822
		LNR Property Corp.
	2,920	Term Loan, 3.81%, Maturing July 3, 2011	1,780,978

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Metroflag BP, LLC
700	Term Loan - Second Lien, 0.00%, Maturing October 2, 2009(2)	$7,350
	NCI Building Systems, Inc.
1,375	Term Loan, 2.91%, Maturing June 18, 2010	1,192,573
	Panolam Industries Holdings, Inc.
1,345	Term Loan, 5.00%, Maturing September 30, 2012	992,150
	Realogy Corp.
1,175	Term Loan, 3.28%, Maturing September 1, 2014	910,249
4,362	Term Loan, 3.31%, Maturing September 1, 2014	3,380,926
	South Edge, LLC
288	Term Loan, 0.00%, Maturing October 31, 2009(2)	71,875
	Standard Pacific Corp.
1,260	Term Loan, 2.60%, Maturing May 5, 2013	888,300
	WCI Communities, Inc.
3,747	Term Loan, 5.55%, Maturing December 23, 2010	2,160,859
	Wintergames Acquisition ULC
3,396	Term Loan, 7.79%, Maturing October 31, 2009	2,678,779

		$25,771,453

Business Equipment and Services — 4.2%
	Activant Solutions, Inc.
892	Term Loan, 2.48%, Maturing May 1, 2013	$807,183
	Affiliated Computer Services
294	Term Loan, 2.29%, Maturing March 20, 2013	288,850
1,867	Term Loan, 2.29%, Maturing March 20, 2013	1,834,643
	Affinion Group, Inc.
4,275	Term Loan, 2.79%, Maturing October 17, 2012	4,073,991
	Allied Barton Security Service
1,117	Term Loan, 6.75%, Maturing February 21, 2015	1,122,788
	Education Management, LLC
4,847	Term Loan, 2.38%, Maturing June 1, 2013	4,653,583
	Euronet Worldwide, Inc.
1,836	Term Loan, 2.49%, Maturing April 4, 2012	1,707,189
	Info USA, Inc.
328	Term Loan, 2.60%, Maturing February 14, 2012	313,464
	Information Resources, Inc.
1,823	Term Loan, 2.44%, Maturing May 7, 2014	1,691,066
	Intergraph Corp.
1,000	Term Loan, 2.66%, Maturing May 29, 2014	951,875
1,000	Term Loan - Second Lien, 6.43%, Maturing November 29, 2014	915,000
	iPayment, Inc.
2,027	Term Loan, 2.46%, Maturing May 10, 2013	1,657,267
	Kronos, Inc.
1,515	Term Loan, 2.60%, Maturing June 11, 2014	1,407,004
	Language Line, Inc.
2,149	Term Loan, 3.85%, Maturing June 11, 2011	2,089,739
	Mitchell International, Inc.
1,500	Term Loan - Second Lien, 5.88%, Maturing March 28, 2015	900,000
	N.E.W. Holdings I, LLC
2,523	Term Loan, 2.80%, Maturing May 22, 2014	2,340,436
	Protection One, Inc.
2,019	Term Loan, 2.54%, Maturing March 31, 2012	1,928,186
	Quantum Corp.
293	Term Loan, 4.10%, Maturing July 12, 2014	260,713
	Quintiles Transnational Corp.
1,206	Term Loan, 2.48%, Maturing March 31, 2013	1,145,031
1,725	Term Loan - Second Lien, 4.29%, Maturing March 31, 2014	1,612,875
	Sabre, Inc.
6,636	Term Loan, 2.67%, Maturing September 30, 2014	5,367,257

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Safenet, Inc.
	985	Term Loan, 2.79%, Maturing April 12, 2014	$918,442
		Serena Software, Inc.
	1,558	Term Loan, 2.63%, Maturing March 10, 2013	1,437,014
		Sitel (Client Logic)
	1,707	Term Loan, 5.96%, Maturing January 29, 2014	1,272,080
		Solera Holdings, LLC
EUR	1,084	Term Loan, 3.06%, Maturing May 15, 2014	1,344,689
		SunGard Data Systems, Inc.
	455	Term Loan, 2.45%, Maturing February 11, 2013	432,264
	12,854	Term Loan, 4.35%, Maturing February 28, 2016	12,346,392
		TDS Investor Corp.
	1,779	Term Loan, 2.90%, Maturing August 23, 2013	1,514,524
	357	Term Loan, 3.10%, Maturing August 23, 2013	303,890
EUR	1,052	Term Loan, 3.62%, Maturing August 23, 2013	1,169,090
		Transaction Network Services, Inc.
	730	Term Loan, 9.50%, Maturing May 4, 2012	734,042
		U.S. Security Holdings, Inc.
	859	Term Loan, 2.79%, Maturing May 8, 2013	807,018
		Valassis Communications, Inc.
	403	Term Loan, 2.04%, Maturing March 2, 2014	384,176
	1,757	Term Loan, 2.04%, Maturing March 2, 2014	1,673,934
		VWR International, Inc.
	2,325	Term Loan, 2.79%, Maturing June 28, 2013	2,134,157
		West Corp.
	6,636	Term Loan, 2.67%, Maturing October 24, 2013	6,303,571

			$69,843,423

Cable and Satellite Television — 4.2%
		Atlantic Broadband Finance, LLC
	2,446	Term Loan, 6.75%, Maturing June 8, 2013	$2,450,205
	91	Term Loan, 2.85%, Maturing September 1, 2013	90,303
		Bragg Communications, Inc.
	1,587	Term Loan, 3.17%, Maturing August 31, 2014	1,554,954
		Bresnan Broadband Holdings, LLC
	1,721	Term Loan, 2.52%, Maturing March 29, 2014	1,657,237
	1,550	Term Loan - Second Lien, 4.81%, Maturing March 29, 2014	1,441,500
		Cequel Communications, LLC
	977	Term Loan, 2.30%, Maturing November 5, 2013	936,364
	5,131	Term Loan, 6.31%, Maturing May 5, 2014(3)	4,649,543
	2,175	Term Loan - Second Lien, 4.81%, Maturing May 5, 2014	1,949,344
		Charter Communications Operating, Inc.
	14,799	Term Loan, 6.25%, Maturing April 28, 2013	13,858,884
		CSC Holdings, Inc.
	2,691	Term Loan, 2.04%, Maturing March 29, 2013	2,606,487
		CW Media Holdings, Inc.
	1,855	Term Loan, 3.85%, Maturing February 15, 2015	1,601,932
		DirectTV Holdings, LLC
	1,813	Term Loan, 1.79%, Maturing April 13, 2013	1,778,260
		Insight Midwest Holdings, LLC
	4,742	Term Loan, 2.31%, Maturing April 6, 2014	4,501,396
		MCC Iowa, LLC
	870	Term Loan, 1.77%, Maturing March 31, 2010	859,125
	2,390	Term Loan, 2.02%, Maturing January 31, 2015	2,254,778
		Mediacom Illinois, LLC
	4,718	Term Loan, 2.02%, Maturing January 31, 2015	4,438,644
		ProSiebenSat.1 Media AG
EUR	822	Term Loan, 3.53%, Maturing March 2, 2015	443,554
EUR	48	Term Loan, 3.14%, Maturing June 26, 2015	53,172

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	1,187	Term Loan, 3.14%, Maturing June 26, 2015	$1,310,202
EUR	822	Term Loan, 3.78%, Maturing March 2, 2016	443,554
		UPC Broadband Holding B.V.
	1,815	Term Loan, 2.06%, Maturing December 31, 2014	1,736,925
	985	Term Loan, 3.81%, Maturing December 31, 2016	963,456
EUR	4,531	Term Loan, 4.52%, Maturing December 31, 2016	5,816,219
EUR	3,269	Term Loan, 4.77%, Maturing December 31, 2017	4,197,940
		Virgin Media Investment Holdings Ltd.
	2,902	Term Loan, 4.00%, Maturing March 30, 2012	2,836,363
		YPSO Holding SA
EUR	957	Term Loan, 3.44%, Maturing July 28, 2014	1,014,844
EUR	1,562	Term Loan, 3.44%, Maturing July 28, 2014	1,655,797
EUR	2,481	Term Loan, 3.44%, Maturing July 28, 2014	2,629,691

			$69,730,673

Chemicals and Plastics — 2.7%
		Arizona Chemical, Inc.
	500	Term Loan - Second Lien, 6.00%, Maturing February 28, 2014	$357,500
		Ashland, Inc.
	1,248	Term Loan, 7.65%, Maturing November 20, 2014	1,272,079
		AZ Chem US, Inc.
	1,387	Term Loan, 2.49%, Maturing February 28, 2013	1,234,196
		Brenntag Holding GmbH and Co. KG
	1,965	Term Loan, 2.29%, Maturing December 23, 2013	1,871,538
	480	Term Loan, 2.33%, Maturing December 23, 2013	456,961
	1,300	Term Loan - Second Lien, 4.29%, Maturing December 23, 2015	1,075,750
		Celanese Holdings, LLC
	5,938	Term Loan, 2.35%, Maturing April 2, 2014	5,638,612
		Cognis GmbH
EUR	266	Term Loan, 3.27%, Maturing September 15, 2013	323,321
EUR	1,084	Term Loan, 3.27%, Maturing September 15, 2013	1,320,228
		Columbian Chemicals Acquisition
	857	Term Loan, 6.63%, Maturing March 16, 2013	677,267
		First Chemical Holding
EUR	965	Term Loan, 4.56%, Maturing December 18, 2014	511,340
EUR	965	Term Loan, 5.06%, Maturing December 18, 2015	511,340
		Georgia Gulf Corp.
	861	Term Loan, 9.02%, Maturing October 3, 2013	799,406
		Hexion Specialty Chemicals, Inc.
	396	Term Loan, 2.88%, Maturing May 5, 2013	299,258
	1,825	Term Loan, 2.88%, Maturing May 5, 2013	1,377,619
	4,862	Term Loan, 3.31%, Maturing May 5, 2013	3,622,562
		Huish Detergents, Inc.
	1,250	Term Loan, 2.04%, Maturing April 26, 2014	1,180,777
		Huntsman International, LLC
	3,465	Term Loan, 2.04%, Maturing August 16, 2012	3,220,389
		INEOS Group
EUR	808	Term Loan, 6.21%, Maturing December 14, 2011	867,872
EUR	143	Term Loan, 9.75%, Maturing December 14, 2011	153,437
EUR	143	Term Loan, 10.25%, Maturing December 14, 2011	153,437
EUR	808	Term Loan, 10.25%, Maturing December 14, 2011	867,983
	233	Term Loan, 7.50%, Maturing December 14, 2013	180,541
	233	Term Loan, 8.00%, Maturing December 14, 2014	180,541
		ISP Chemco, Inc.
	1,945	Term Loan, 2.06%, Maturing June 4, 2014	1,817,814
		Kranton Polymers, LLC
	3,080	Term Loan, 2.63%, Maturing May 12, 2013	2,579,323
		MacDermid, Inc.
EUR	879	Term Loan, 2.75%, Maturing April 12, 2014	884,542

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Millenium Inorganic Chemicals
	470	Term Loan, 2.85%, Maturing April 30, 2014	$349,970
	1,375	Term Loan - Second Lien, 6.35%, Maturing October 31, 2014	859,375
		Momentive Performance Material
	1,891	Term Loan, 2.56%, Maturing December 4, 2013	1,495,558
		Nalco Co.
	834	Term Loan, 2.06%, Maturing November 4, 2010	832,446
	2,500	Term Loan, 6.50%, Maturing May 6, 2016	2,534,375
		Rockwood Specialties Group, Inc.
	3,587	Term Loan, 6.00%, Maturing May 15, 2014	3,631,988
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 4.33%, Maturing November 16, 2015	226,587
EUR	824	Term Loan, 4.33%, Maturing November 16, 2015	646,040
EUR	887	Term Loan, 4.33%, Maturing November 16, 2015	695,202

			$44,707,174

Clothing/Textiles — 0.3%
		Hanesbrands, Inc.
	1,563	Term Loan, 5.24%, Maturing September 5, 2013	$1,574,699
	1,125	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	1,083,750
		St. John Knits International, Inc.
	1,176	Term Loan, 10.00%, Maturing March 23, 2012	882,139
		The William Carter Co.
	1,147	Term Loan, 1.81%, Maturing July 14, 2012	1,118,230

			$4,658,818

Conglomerates — 1.2%
		Amsted Industries, Inc.
	1,445	Term Loan, 2.53%, Maturing October 15, 2010	$1,356,086
		Blount, Inc.
	372	Term Loan, 2.06%, Maturing August 9, 2010	350,043
		Doncasters (Dunde HoldCo 4 Ltd.)
	608	Term Loan, 2.79%, Maturing July 13, 2015	424,208
	608	Term Loan, 3.29%, Maturing July 13, 2015	424,208
GBP	734	Term Loan - Second Lien, 5.09%, Maturing January 13, 2016	573,584
		Jarden Corp.
	804	Term Loan, 2.35%, Maturing January 24, 2012	785,970
	1,455	Term Loan, 2.35%, Maturing January 24, 2012	1,423,027
		Johnson Diversey, Inc.
	2,901	Term Loan, 3.02%, Maturing December 16, 2011	2,839,836
		Manitowoc Company, Inc. (The)
	1,393	Term Loan, 7.50%, Maturing August 21, 2014	1,266,470
		Polymer Group, Inc.
	3,864	Term Loan, 2.67%, Maturing November 22, 2012	3,660,707
		RBS Global, Inc.
	414	Term Loan, 2.31%, Maturing July 19, 2013	372,937
	2,682	Term Loan, 2.96%, Maturing July 19, 2013	2,440,590
		RGIS Holdings, LLC
	1,829	Term Loan, 3.04%, Maturing April 30, 2014	1,563,538
	91	Term Loan, 3.10%, Maturing April 30, 2014	78,177
		US Investigations Services, Inc.
	2,604	Term Loan, 3.36%, Maturing February 21, 2015	2,331,768
		Vertrue, Inc.
	813	Term Loan, 3.60%, Maturing August 16, 2014	650,004

			$20,541,153

Containers and Glass Products — 1.9%
		Berry Plastics Corp.
	4,587	Term Loan, 2.30%, Maturing April 3, 2015	$3,911,448

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Celanese AG
EUR	1,955	Term Loan, 2.85%, Maturing April 6, 2011	$2,600,695
		Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.79%, Maturing September 28, 2014	730,000
		Crown Americas, Inc.
	679	Term Loan, 2.04%, Maturing November 15, 2012	664,571
		Graham Packaging Holdings Co.
	464	Term Loan, 2.56%, Maturing October 7, 2011	447,681
	4,639	Term Loan, 6.75%, Maturing April 5, 2014	4,637,729
		Graphic Packaging International, Inc.
	7,311	Term Loan, 2.52%, Maturing May 16, 2014	6,974,539
		JSG Acquisitions
EUR	1,266	Term Loan, 3.92%, Maturing December 31, 2014	1,721,854
EUR	1,271	Term Loan, 4.01%, Maturing December 31, 2014	1,728,904
		Kranson Industries, Inc.
	1,094	Term Loan, 2.54%, Maturing July 31, 2013	975,206
		Owens-Brockway Glass Container
	2,035	Term Loan, 1.79%, Maturing June 14, 2013	1,960,930
		Smurfit Kappa Acquisitions
EUR	210	Term Loan, 3.87%, Maturing December 31, 2014	285,747
EUR	175	Term Loan, 3.97%, Maturing December 31, 2014	237,602
		Smurfit-Stone Container Corp.
	601	Revolving Loan, 3.05%, Maturing December 31, 2009	570,631
	1,811	Term Loan, 2.89%, Maturing November 1, 2009	1,720,767
	236	Term Loan, 2.57%, Maturing November 1, 2011	223,219
	414	Term Loan, 2.57%, Maturing November 1, 2011	390,926
	780	Term Loan, 2.57%, Maturing November 1, 2011	738,295
	364	Term Loan, 4.50%, Maturing November 1, 2011	343,513
		Tegrant Holding Corp.
	1,955	Term Loan, 3.85%, Maturing March 8, 2013	1,417,375

			$32,281,632

Cosmetics/Toiletries — 0.2%
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	$720,000
		Bausch & Lomb, Inc.
	155	Term Loan, 3.70%, Maturing April 30, 2015	147,278
	611	Term Loan, 3.85%, Maturing April 30, 2015	580,274
		KIK Custom Products, Inc.
	1,400	Term Loan - Second Lien, 5.29%, Maturing November 30, 2014	640,500
		Prestige Brands, Inc.
	2,124	Term Loan, 2.54%, Maturing April 7, 2011	2,086,514

			$4,174,566

Drugs — 0.2%
		Graceway Pharmaceuticals, LLC
	1,371	Term Loan, 3.04%, Maturing May 3, 2012	$1,093,304
	300	Term Loan, 8.54%, Maturing November 3, 2013	75,000
	1,000	Term Loan - Second Lien, 6.79%, Maturing May 3, 2013	400,000
		Pharmaceutical Holdings Corp.
	441	Term Loan, 3.56%, Maturing January 30, 2012	403,563
		Warner Chilcott Corp.
	495	Term Loan, 2.29%, Maturing January 18, 2012	483,427
	1,412	Term Loan, 2.46%, Maturing January 18, 2012	1,378,431

			$3,833,725

Ecological Services and Equipment — 0.4%
		Big Dumpster Merger Sub, Inc.
	833	Term Loan, 2.54%, Maturing February 5, 2013	$487,432

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.79%, Maturing April 1, 2015	$1,275,643
		Environmental Systems Products Holdings, Inc.
	426	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	327,274
		IESI Corp.
	3,465	Term Loan, 2.05%, Maturing January 20, 2012	3,222,177
		Sensus Metering Systems, Inc.
	702	Term Loan, 7.00%, Maturing June 3, 2013	694,814
		Wastequip, Inc.
	962	Term Loan, 2.54%, Maturing February 5, 2013	562,909

			$6,570,249

Electronics/Electrical — 1.8%
		Aspect Software, Inc.
	1,701	Term Loan, 3.31%, Maturing July 11, 2011	$1,480,290
	2,350	Term Loan - Second Lien, 7.38%, Maturing July 11, 2013	1,274,875
		Freescale Semiconductor, Inc.
	5,495	Term Loan, 2.06%, Maturing December 1, 2013	4,082,015
		Infor Enterprise Solutions Holdings
	1,767	Term Loan, 4.04%, Maturing July 28, 2012	1,519,767
	3,387	Term Loan, 4.04%, Maturing July 28, 2012	2,912,888
	500	Term Loan, 5.79%, Maturing March 2, 2014	277,500
	183	Term Loan - Second Lien, 6.54%, Maturing March 2, 2014	96,250
	317	Term Loan - Second Lien, 6.54%, Maturing March 2, 2014	174,167
		Network Solutions, LLC
	2,976	Term Loan, 2.84%, Maturing March 7, 2014	2,596,129
		Open Solutions, Inc.
	2,395	Term Loan, 2.63%, Maturing January 23, 2014	1,707,653
		Sensata Technologies Finance Co.
	5,813	Term Loan, 2.25%, Maturing April 27, 2013	4,899,655
		Spectrum Brands, Inc.
	132	Term Loan, 2.60%, Maturing March 30, 2013	121,400
	2,594	Term Loan, 6.25%, Maturing March 30, 2013	2,378,134
		SS&C Technologies, Inc.
	1,917	Term Loan, 2.48%, Maturing November 23, 2012	1,720,687
		VeriFone, Inc.
	936	Term Loan, 3.04%, Maturing October 31, 2013	894,340
		Vertafore, Inc.
	2,444	Term Loan, 3.16%, Maturing January 31, 2012	2,333,781
	975	Term Loan - Second Lien, 6.66%, Maturing January 31, 2013	789,750

			$29,259,281

Equipment Leasing — 0.2%
		Hertz Corp.
	3,762	Term Loan, 2.05%, Maturing December 21, 2012	$3,561,359
	689	Term Loan, 2.36%, Maturing December 21, 2012	652,077

			$4,213,436

Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
	2,616	Term Loan, 2.56%, Maturing December 16, 2012	$2,559,264
	1,475	Term Loan - Second Lien, 5.79%, Maturing December 16, 2013	1,281,406
		Central Garden & Pet Co.
	2,283	Term Loan, 1.79%, Maturing February 28, 2014	2,123,297

			$5,963,967

Financial Intermediaries — 0.6%
		Citco III, Ltd.
	3,130	Term Loan, 2.85%, Maturing June 30, 2014	$2,190,783

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Grosvenor Capital Management
	668	Term Loan, 2.31%, Maturing December 5, 2013	$578,190
		Jupiter Asset Management Group
GBP	575	Term Loan, 3.11%, Maturing June 30, 2015	727,977
		Lender Processing Services, Inc.
	995	Term Loan, 2.79%, Maturing July 2, 2014	996,219
		LPL Holdings, Inc.
	5,019	Term Loan, 2.19%, Maturing December 18, 2014	4,604,709
		Nuveen Investments, Inc.
	645	Term Loan, 3.39%, Maturing November 2, 2014	525,954
		RJO Holdings Corp. (RJ O’Brien)
	640	Term Loan, 3.30%, Maturing July 31, 2014	281,666

			$9,905,498

Food Products — 1.7%
		Acosta, Inc.
	2,934	Term Loan, 2.54%, Maturing July 28, 2013	$2,791,205
		Advantage Sales & Marketing, Inc.
	3,847	Term Loan, 2.31%, Maturing March 29, 2013	3,676,451
		American Seafoods Group, LLC
	865	Term Loan, 2.04%, Maturing September 30, 2011	787,028
		Dean Foods Co.
	5,816	Term Loan, 1.97%, Maturing April 2, 2014	5,610,135
		MAFCO Worldwide Corp.
	808	Term Loan, 2.30%, Maturing December 8, 2011	747,017
		Michael Foods, Inc.
	1,281	Term Loan, 6.50%, Maturing April 30, 2014	1,293,305
		Pinnacle Foods Finance, LLC
	7,267	Term Loan, 3.06%, Maturing April 2, 2014	6,649,236
		Provimi Group SA
	188	Term Loan, 2.54%, Maturing June 28, 2015	147,824
	231	Term Loan, 2.54%, Maturing June 28, 2015	181,915
EUR	243	Term Loan, 2.79%, Maturing June 28, 2015	272,515
EUR	402	Term Loan, 2.79%, Maturing June 28, 2015	450,710
EUR	419	Term Loan, 2.79%, Maturing June 28, 2015	469,646
EUR	548	Term Loan, 2.79%, Maturing June 28, 2015	614,364
		Reddy Ice Group, Inc.
	3,130	Term Loan, 2.04%, Maturing August 9, 2012	2,530,082
		Wrigley Company
	1,380	Term Loan, 6.50%, Maturing October 6, 2014	1,397,956

			$27,619,389

Food Service — 1.1%
		AFC Enterprises, Inc.
	632	Term Loan, 2.63%, Maturing May 11, 2011	$625,606
		Aramark Corp.
	383	Term Loan, 1.73%, Maturing January 26, 2014	364,442
	6,024	Term Loan, 2.47%, Maturing January 26, 2014	5,730,744
GBP	975	Term Loan, 3.33%, Maturing January 27, 2014	1,514,681
		Buffets, Inc.
	139	Term Loan, 7.85%, Maturing November 1, 2013(3)	65,165
	655	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013(3)	306,114
		Burger King Corp.
	1,692	Term Loan, 2.13%, Maturing June 30, 2012	1,682,140
		CBRL Group, Inc.
	2,172	Term Loan, 2.52%, Maturing April 27, 2013	2,073,569
		Denny’s, Inc.
	163	Term Loan, 2.38%, Maturing March 31, 2012	155,246
	515	Term Loan, 3.43%, Maturing March 31, 2012	489,454

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		JRD Holdings, Inc.
	1,896	Term Loan, 2.54%, Maturing June 26, 2014	$1,824,990
		Maine Beverage Co., LLC
	495	Term Loan, 2.35%, Maturing June 30, 2010	457,441
		NPC International, Inc.
	461	Term Loan, 2.22%, Maturing May 3, 2013	423,946
		OSI Restaurant Partners, LLC
	85	Term Loan, 3.05%, Maturing May 9, 2013	64,920
	936	Term Loan, 2.63%, Maturing May 9, 2014	718,330
		QCE Finance, LLC
	975	Term Loan, 2.88%, Maturing May 5, 2013	743,342
	1,225	Term Loan - Second Lien, 6.35%, Maturing November 5, 2013	643,125
		Sagittarius Restaurants, LLC
	443	Term Loan, 10.25%, Maturing March 29, 2013	371,951

			$18,255,206

Food/Drug Retailers — 1.3%
		General Nutrition Centers, Inc.
	2,943	Term Loan, 2.73%, Maturing September 16, 2013	$2,690,949
		Iceland Foods Group, Ltd.
GBP	459	Term Loan, 2.36%, Maturing May 2, 2014	750,105
GBP	2,150	Term Loan, 3.11%, Maturing May 2, 2015	3,513,652
GBP	548	Term Loan, 9.36%, Maturing May 2, 2016(3)	907,063
		Pantry, Inc. (The)
	323	Term Loan, 1.79%, Maturing May 15, 2014	302,715
	1,121	Term Loan, 1.79%, Maturing May 15, 2014	1,051,455
		Rite Aid Corp.
	5,444	Term Loan, 2.05%, Maturing June 1, 2014	4,530,519
	2,238	Term Loan, 6.00%, Maturing June 4, 2014	2,022,694
	1,000	Term Loan, 9.50%, Maturing June 4, 2014	1,030,000
		Rite Aid Funding II
	2,000	Term Loan - Second Lien, 15.00%, Maturing September 14, 2010	2,040,000
		Roundy’s Supermarkets, Inc.
	3,741	Term Loan, 3.05%, Maturing November 3, 2011	3,644,898

			$22,484,050

Forest Products — 0.7%
		Appleton Papers, Inc.
	1,887	Term Loan, 6.50%, Maturing June 5, 2014	$1,650,688
		Georgia-Pacific Corp.
	5,911	Term Loan, 2.59%, Maturing December 20, 2012	5,718,653
	1,315	Term Loan, 3.77%, Maturing December 23, 2014	1,286,675
		Newpage Corp.
	2,886	Term Loan, 4.06%, Maturing December 5, 2014	2,509,096
		Xerium Technologies, Inc.
	1,834	Term Loan, 6.10%, Maturing May 18, 2012	1,182,632

			$12,347,744

Healthcare — 5.0%
		Accellent, Inc.
	1,383	Term Loan, 3.17%, Maturing November 22, 2012	$1,258,882
		Alliance Imaging, Inc.
	1,119	Term Loan, 3.14%, Maturing December 29, 2011	1,084,421
		American Medical Systems
	1,139	Term Loan, 2.56%, Maturing July 20, 2012	1,104,437
		AMN Healthcare, Inc.
	204	Term Loan, 2.35%, Maturing November 2, 2011	192,977
		AMR HoldCo, Inc.
	1,954	Term Loan, 2.30%, Maturing February 10, 2012	1,870,856

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Biomet, Inc.
	3,930	Term Loan, 3.58%, Maturing December 26, 2014	$3,734,113
EUR	1,744	Term Loan, 3.98%, Maturing December 26, 2014	2,372,537
		Cardinal Health 409, Inc.
	2,156	Term Loan, 2.54%, Maturing April 10, 2014	1,846,974
		Carestream Health, Inc.
	4,007	Term Loan, 2.29%, Maturing April 30, 2013	3,701,852
	1,000	Term Loan - Second Lien, 5.54%, Maturing October 30, 2013	666,563
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.79%, Maturing March 23, 2015	643,500
		Catalent Pharma Solutions
EUR	1,960	Term Loan, 2.79%, Maturing April 10, 2014	2,360,581
		Community Health Systems, Inc.
	493	Term Loan, 2.54%, Maturing July 25, 2014	464,609
	9,666	Term Loan, 2.90%, Maturing July 25, 2014	9,103,891
		Concentra, Inc.
	866	Term Loan - Second Lien, 6.85%, Maturing June 25, 2015(3)	593,473
		ConMed Corp.
	601	Term Loan, 1.79%, Maturing April 13, 2013	547,156
		CRC Health Corp.
	581	Term Loan, 2.85%, Maturing February 6, 2013	470,272
	632	Term Loan, 2.85%, Maturing February 6, 2013	512,021
		DaVita, Inc.
	5,425	Term Loan, 1.88%, Maturing October 5, 2012	5,207,936
		DJO Finance, LLC
	1,034	Term Loan, 3.41%, Maturing May 15, 2014	968,748
		Fenwal, Inc.
	145	Term Loan, 2.92%, Maturing February 28, 2014	123,789
	852	Term Loan, 2.92%, Maturing February 28, 2014	726,021
		Fresenius Medical Care Holdings
	3,499	Term Loan, 1.97%, Maturing March 31, 2013	3,394,577
		Hanger Orthopedic Group, Inc.
	1,532	Term Loan, 2.29%, Maturing May 30, 2013	1,432,879
		HCA, Inc.
	7,500	Term Loan, 2.85%, Maturing November 18, 2013	7,054,668
		Health Management Association, Inc.
	5,664	Term Loan, 2.35%, Maturing February 28, 2014	5,273,821
		HealthSouth Corp.
	1,807	Term Loan, 2.54%, Maturing March 10, 2013	1,727,139
		Iasis Healthcare, LLC
	113	Term Loan, 2.28%, Maturing March 14, 2014	105,823
	419	Term Loan, 2.29%, Maturing March 14, 2014	392,867
	1,211	Term Loan, 2.29%, Maturing March 14, 2014	1,135,273
		Ikaria Acquisition, Inc.
	695	Term Loan, 2.65%, Maturing March 28, 2013	632,225
		IM U.S. Holdings, LLC
	900	Term Loan - Second Lien, 4.54%, Maturing June 26, 2015	838,125
		Invacare Corp.
	1,689	Term Loan, 2.54%, Maturing February 12, 2013	1,519,878
		inVentiv Health, Inc.
	1,189	Term Loan, 2.35%, Maturing July 6, 2014	1,106,938
		LifePoint Hospitals, Inc.
	2,901	Term Loan, 2.30%, Maturing April 15, 2012	2,787,750
		MultiPlan Merger Corp.
	658	Term Loan, 2.81%, Maturing April 12, 2013	627,993
	1,205	Term Loan, 2.81%, Maturing April 12, 2013	1,149,489
		Mylan, Inc.
	752	Term Loan, 3.81%, Maturing October 2, 2014	732,355

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		National Mentor Holdings, Inc.
	1,328	Term Loan, 2.60%, Maturing June 29, 2013	$1,139,640
	81	Term Loan, 4.59%, Maturing June 29, 2013	69,697
		National Renal Institutes, Inc.
	2,017	Term Loan, 5.63%, Maturing March 31, 2013(3)	1,462,241
		Nyco Holdings
EUR	920	Term Loan, 3.37%, Maturing December 29, 2014	1,190,808
EUR	920	Term Loan, 4.12%, Maturing December 29, 2015	1,190,808
		Physiotherapy Associates, Inc.
	1,056	Term Loan, 7.50%, Maturing June 27, 2013	691,683
		RadNet Management, Inc.
	707	Term Loan, 4.59%, Maturing November 15, 2012	653,866
		ReAble Therapeutics Finance, LLC
	1,118	Term Loan, 2.47%, Maturing November 16, 2013	1,089,662
		Renal Advantage, Inc.
	1	Term Loan, 3.09%, Maturing October 5, 2012	893
		Select Medical Holdings Corp.
	1,592	Term Loan, 2.72%, Maturing February 24, 2012	1,521,805
	1,987	Term Loan, 2.72%, Maturing February 24, 2012	1,899,061
		Sunrise Medical Holdings, Inc.
	1,287	Term Loan, 6.31%, Maturing May 13, 2010	740,070
		Vanguard Health Holding Co., LLC
	931	Term Loan, 2.54%, Maturing September 23, 2011	900,849
		Viant Holdings, Inc.
	746	Term Loan, 2.85%, Maturing June 25, 2014	649,111

			$82,667,603

Home Furnishings — 0.6%
		Hunter Fan Co.
	614	Term Loan, 2.81%, Maturing April 16, 2014	$391,199
		Interline Brands, Inc.
	687	Term Loan, 1.98%, Maturing June 23, 2013	622,089
	1,225	Term Loan, 1.98%, Maturing June 23, 2013	1,109,011
		National Bedding Co., LLC
	2,318	Term Loan, 2.31%, Maturing August 31, 2011	2,022,290
	1,050	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	696,500
		Oreck Corp.
	1,777	Term Loan, 0.00%, Maturing February 2, 2012(2)(5)	556,252
		Sanitec, Ltd. Oy
EUR	491	Term Loan, 0.00%, Maturing April 7, 2013(2)	180,654
EUR	491	Term Loan, 0.00%, Maturing April 7, 2014(2)	180,654
		Simmons Co.
	3,677	Term Loan, 10.50%, Maturing December 19, 2011	3,493,294
	1,047	Term Loan, 8.22%, Maturing February 15, 2012(3)	31,410

			$9,283,353

Industrial Equipment — 1.4%
		Brand Energy and Infrastructure Services, Inc.
	1,056	Term Loan, 3.67%, Maturing February 7, 2014	$988,856
		CEVA Group PLC U.S.
	1,425	Term Loan, 3.29%, Maturing January 4, 2014	1,063,902
EUR	301	Term Loan, 3.54%, Maturing January 4, 2014	308,161
EUR	511	Term Loan, 3.54%, Maturing January 4, 2014	523,293
EUR	628	Term Loan, 3.54%, Maturing January 4, 2014	643,130
	171	Term Loan, 3.60%, Maturing January 4, 2014	122,873
EUR	1,597	Term Loan, 4.12%, Maturing January 4, 2014	1,635,446
		EPD Holdings (Goodyear Engineering Products)
	302	Term Loan, 2.55%, Maturing July 13, 2014	205,121
	2,106	Term Loan, 2.55%, Maturing July 13, 2014	1,432,206
	1,100	Term Loan - Second Lien, 6.05%, Maturing July 13, 2015	437,250

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Flowserve Corp.
	2,279	Term Loan, 2.04%, Maturing August 10, 2012	$2,230,150
		FR Brand Acquisition Corp.
	978	Term Loan, 2.60%, Maturing February 7, 2014	906,631
		Generac Acquisition Corp.
	2,650	Term Loan, 2.81%, Maturing November 7, 2013	2,080,618
	500	Term Loan - Second Lien, 6.31%, Maturing April 7, 2014	282,500
		Gleason Corp.
	280	Term Loan, 2.42%, Maturing June 30, 2013	262,138
	743	Term Loan, 2.42%, Maturing June 30, 2013	694,982
		Itron, Inc.
EUR	354	Term Loan, 4.62%, Maturing April 18, 2014	489,581
		Jason, Inc.
	576	Term Loan, 5.35%, Maturing April 30, 2010	287,821
		John Maneely Co.
	4,364	Term Loan, 3.63%, Maturing December 8, 2013	3,416,779
		KION Group GmbH
	250	Term Loan, 2.29%, Maturing December 23, 2014	156,250
	250	Term Loan, 2.79%, Maturing December 23, 2015	156,250
		Polypore, Inc.
	4,263	Term Loan, 2.56%, Maturing July 3, 2014	4,028,535
		Sequa Corp.
	794	Term Loan, 3.84%, Maturing November 30, 2014	649,376
		TFS Acquisition Corp.
	875	Term Loan, 5.10%, Maturing August 11, 2013	404,803

			$23,406,652

Insurance — 0.9%
		Alliant Holdings I, Inc.
	1,326	Term Loan, 3.60%, Maturing August 21, 2014	$1,210,317
		Applied Systems, Inc.
	919	Term Loan, 2.79%, Maturing September 26, 2013	850,017
		CCC Information Services Group, Inc.
	1,105	Term Loan, 2.54%, Maturing February 10, 2013	1,061,767
		Conseco, Inc.
	4,627	Term Loan, 6.50%, Maturing October 10, 2013	3,378,031
		Crawford & Company
	1,601	Term Loan, 3.10%, Maturing October 31, 2013	1,376,783
		Crump Group, Inc.
	1,157	Term Loan, 3.29%, Maturing August 4, 2014	936,869
		Getty Images, Inc.
	2,870	Term Loan, 6.25%, Maturing July 2, 2015	2,898,858
		Hub International Holdings, Inc.
	216	Term Loan, 2.79%, Maturing June 13, 2014	199,085
	961	Term Loan, 2.79%, Maturing June 13, 2014	885,723
		U.S.I. Holdings Corp.
	2,677	Term Loan, 3.35%, Maturing May 4, 2014	2,275,660

			$15,073,110

Leisure Goods/Activities/Movies — 3.0%
		24 Hour Fitness Worldwide, Inc.
	1,954	Term Loan, 2.94%, Maturing June 8, 2012	$1,690,513
		AMC Entertainment, Inc.
	1,703	Term Loan, 1.79%, Maturing January 26, 2013	1,620,431
		AMF Bowling Worldwide, Inc.
	1,300	Term Loan - Second Lien, 6.55%, Maturing December 8, 2013	682,500
		Bombardier Recreational Products
	956	Term Loan, 3.30%, Maturing June 28, 2013	683,323

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Butterfly Wendel US, Inc.
	362	Term Loan, 3.05%, Maturing June 22, 2013	$215,471
	362	Term Loan, 2.80%, Maturing June 22, 2014	215,541
		Carmike Cinemas, Inc.
	2,624	Term Loan, 4.10%, Maturing May 19, 2012	2,479,670
		Cedar Fair, L.P.
	484	Term Loan, 2.29%, Maturing August 31, 2011	473,954
	2,733	Term Loan, 2.29%, Maturing August 30, 2012	2,677,725
		Cinemark, Inc.
	3,736	Term Loan, 2.23%, Maturing October 5, 2013	3,590,379
		Dave & Buster’s, Inc.
	383	Term Loan, 2.74%, Maturing March 8, 2013	376,762
	968	Term Loan, 2.74%, Maturing March 8, 2013	952,987
		Deluxe Entertainment Services
	721	Term Loan, 2.67%, Maturing January 28, 2011	655,902
	41	Term Loan, 2.85%, Maturing January 28, 2011	37,618
	73	Term Loan, 2.85%, Maturing January 28, 2011	66,366
		Easton-Bell Sports, Inc.
	1,410	Term Loan, 2.26%, Maturing March 16, 2012	1,308,190
		Mega Blocks, Inc.
	1,462	Term Loan, 9.75%, Maturing July 26, 2012	581,117
		Metro-Goldwyn-Mayer Holdings, Inc.
	9,039	Term Loan, 3.54%, Maturing April 8, 2012	5,242,793
		National CineMedia, LLC
	3,075	Term Loan, 2.38%, Maturing February 13, 2015	2,898,187
		Red Football, Ltd.
GBP	2,730	Term Loan, 3.08%, Maturing August 16, 2014	3,800,831
GBP	2,730	Term Loan, 3.33%, Maturing August 16, 2015	3,800,831
		Regal Cinemas Corp.
	4,753	Term Loan, 4.35%, Maturing November 10, 2010	4,721,704
		Revolution Studios Distribution Co., LLC
	1,327	Term Loan, 4.04%, Maturing December 21, 2014	1,207,512
	1,050	Term Loan - Second Lien, 7.29%, Maturing June 21, 2015	603,750
		Six Flags Theme Parks, Inc.
	4,446	Term Loan, 2.66%, Maturing April 30, 2015	4,339,113
		Southwest Sports Group, LLC
	1,450	Term Loan, 6.75%, Maturing December 22, 2010	1,286,875
		Universal City Development Partners, Ltd.
	2,913	Term Loan, 6.00%, Maturing June 9, 2011	2,865,586
		Zuffa, LLC
	1,492	Term Loan, 2.38%, Maturing June 20, 2016	1,305,838

			$50,381,469

Lodging and Casinos — 1.5%
		Gala Electric Casinos, Ltd.
GBP	959	Term Loan, 4.38%, Maturing December 12, 2013	$1,275,160
GBP	959	Term Loan, 4.88%, Maturing December 12, 2014	1,275,160
		Green Valley Ranch Gaming, LLC
	635	Term Loan, 3.07%, Maturing February 16, 2014	433,570
		Harrah’s Operating Co.
	1,225	Term Loan, 3.50%, Maturing January 28, 2015	985,065
	867	Term Loan, 3.51%, Maturing January 28, 2015	697,349
		Herbst Gaming, Inc.
	995	Term Loan, 0.00%, Maturing December 2, 2011(2)	451,038
		Isle of Capri Casinos, Inc.
	1,001	Term Loan, 2.04%, Maturing November 30, 2013	949,241
	755	Term Loan, 2.35%, Maturing November 30, 2013	715,576
	2,502	Term Loan, 2.35%, Maturing November 30, 2013	2,373,104
		LodgeNet Entertainment Corp.
	1,057	Term Loan, 2.59%, Maturing April 4, 2014	912,062

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	New World Gaming Partners, Ltd.
291	Term Loan, 3.10%, Maturing June 30, 2014	$190,564
1,436	Term Loan, 3.10%, Maturing June 30, 2014	940,880
	Penn National Gaming, Inc.
7,020	Term Loan, 2.08%, Maturing October 3, 2012	6,890,064
	Venetian Casino Resort/Las Vegas Sands, Inc.
1,124	Term Loan, 2.09%, Maturing May 14, 2014	890,144
4,122	Term Loan, 2.09%, Maturing May 23, 2014	3,264,808
	VML US Finance, LLC
2,294	Term Loan, 2.85%, Maturing May 25, 2013	2,129,828
	Wimar OpCo, LLC
900	Term Loan, 0.00%, Maturing January 3, 2012(2)	265,577

		$24,639,190

Nonferrous Metals/Minerals — 0.8%
	Alpha Natural Resources, LLC
2,751	Term Loan, 2.13%, Maturing October 26, 2012	$2,723,366
	Compass Minerals Group, Inc.
2,728	Term Loan, 1.90%, Maturing December 22, 2012	2,666,848
	Euramax International, Inc.
369	Term Loan, 10.00%, Maturing June 29, 2013(3)	139,230
355	Term Loan, 14.00%, Maturing June 29, 2013(3)	134,198
	Murray Energy Corp.
897	Term Loan, 6.94%, Maturing January 28, 2010	869,682
	Noranda Aluminum Acquisition
1,499	Term Loan, 2.29%, Maturing May 18, 2014	1,056,746
	Novelis, Inc.
588	Term Loan, 2.29%, Maturing June 28, 2014	528,458
1,294	Term Loan, 2.43%, Maturing June 28, 2014	1,162,631
	Oxbow Carbon and Mineral Holdings
162	Term Loan, 2.29%, Maturing May 8, 2014	148,877
1,697	Term Loan, 2.41%, Maturing May 8, 2014	1,561,102
	Tube City IMS Corp.
324	Term Loan, 2.60%, Maturing January 25, 2014	270,000
2,615	Term Loan, 2.60%, Maturing January 25, 2014	2,177,381

		$13,438,519

Oil and Gas — 0.8%
	Atlas Pipeline Partners, L.P.
1,633	Term Loan, 6.75%, Maturing July 20, 2014	$1,583,900
	Big West Oil, LLC
456	Term Loan, 4.50%, Maturing May 1, 2014	410,559
578	Term Loan, 4.50%, Maturing May 1, 2014	519,750
	Citgo Petroleum Corp.
1,884	Term Loan, 1.64%, Maturing November 15, 2012	1,771,160
	Dresser, Inc.
825	Term Loan, 3.10%, Maturing May 4, 2014	770,851
1,250	Term Loan - Second Lien, 6.04%, Maturing May 4, 2015	963,541
	Enterprise GP Holdings, L.P.
1,535	Term Loan, 2.68%, Maturing October 31, 2014	1,502,851
	Targa Resources, Inc.
2,633	Term Loan, 2.29%, Maturing October 31, 2012	2,588,749
2,333	Term Loan, 2.60%, Maturing October 31, 2012	2,293,378
	Volnay Acquisition Co.
675	Term Loan, 4.27%, Maturing January 12, 2014	658,125

		$13,062,864

Publishing — 3.1%
	American Media Operations, Inc.
4,754	Term Loan, 10.00%, Maturing January 31, 2013(3)	$3,811,510

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Aster Zweite Beteiligungs GmbH
EUR	472	Term Loan, 3.94%, Maturing September 27, 2013	$445,669
	1,075	Term Loan, 4.01%, Maturing September 27, 2013	705,469
		CanWest MediaWorks, Ltd.
	1,154	Term Loan, 4.75%, Maturing July 10, 2014	606,080
		Dex Media West, LLC
	1,899	Term Loan, 0.00%, Maturing October 24, 2014(2)	1,546,843
		GateHouse Media Operating, Inc.
	3,467	Term Loan, 2.29%, Maturing August 28, 2014	876,633
	2,683	Term Loan, 2.30%, Maturing August 28, 2014	678,437
	975	Term Loan, 2.55%, Maturing August 28, 2014	246,536
		Idearc, Inc.
	10,945	Term Loan, 0.00%, Maturing November 17, 2014(2)	5,052,947
		Laureate Education, Inc.
	430	Term Loan, 3.75%, Maturing August 17, 2014	380,667
	2,876	Term Loan, 3.75%, Maturing August 17, 2014	2,543,559
		MediaNews Group, Inc.
	919	Term Loan, 6.79%, Maturing August 2, 2013	186,925
		Mediannuaire Holding
EUR	936	Term Loan, 2.90%, Maturing October 10, 2014	785,415
EUR	936	Term Loan, 3.40%, Maturing October 10, 2015	785,415
		Merrill Communications, LLC
	1,382	Term Loan, 8.50%, Maturing December 24, 2012	994,988
		Nebraska Book Co., Inc.
	903	Term Loan, 9.25%, Maturing March 4, 2011	893,850
		Nelson Education, Ltd.
	663	Term Loan, 3.10%, Maturing July 5, 2014	484,127
		Nielsen Finance, LLC
	6,938	Term Loan, 2.30%, Maturing August 9, 2013	6,470,134
		PagesJaunes Group, SA
EUR	1,000	Term Loan, 4.90%, Maturing April 10, 2016	483,414
		Penton Media, Inc.
	977	Term Loan, 2.72%, Maturing February 1, 2013	632,931
		Philadelphia Newspapers, LLC
	1,039	Term Loan, 0.00%, Maturing June 29, 2013(2)	228,473
		R.H. Donnelley Corp.
	3,561	Term Loan, 6.75%, Maturing June 30, 2010	2,747,782
		Reader’s Digest Association, Inc. (The)
	10,783	Term Loan, 2.64%, Maturing March 2, 2014	5,337,503
		SGS International, Inc.
	837	Term Loan, 2.92%, Maturing December 30, 2011	761,871
		Source Interlink Companies, Inc.
	916	Term Loan, 10.75%, Maturing June 18, 2013	755,667
	458	Term Loan, 15.00%, Maturing June 18, 2013(3)	82,436
		Source Media, Inc.
	2,290	Term Loan, 5.29%, Maturing November 8, 2011	1,499,820
		Springer Science+Business Media S.A.
	547	Term Loan, 2.66%, Maturing May 5, 2011	509,261
	418	Term Loan, 3.04%, Maturing May 5, 2012	389,109
	491	Term Loan, 3.04%, Maturing May 5, 2012	457,057
		TL Acquisitions, Inc.
	3,218	Term Loan, 2.79%, Maturing July 5, 2014	2,772,575
		Tribune Co.
	1,837	Term Loan, 0.00%, Maturing April 10, 2010(2)	751,613
	2,232	Term Loan, 0.00%, Maturing May 17, 2014(2)	919,993
	2,990	Term Loan, 0.00%, Maturing May 17, 2014(2)	1,153,466
		Xsys, Inc.
EUR	528	Term Loan, 3.94%, Maturing September 27, 2013	497,880
	1,194	Term Loan, 4.01%, Maturing September 27, 2013	783,845
	1,277	Term Loan, 4.01%, Maturing September 27, 2014	838,100

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Yell Group, PLC
3,425	Term Loan, 3.29%, Maturing February 10, 2013	$2,072,125

		$51,170,125

Radio and Television — 2.3%
	Block Communications, Inc.
2,027	Term Loan, 2.60%, Maturing December 22, 2011	$1,763,055
	CMP KC, LLC
959	Term Loan, 6.25%, Maturing May 5, 2013(5)	275,143
	CMP Susquehanna Corp.
3,054	Term Loan, 2.31%, Maturing May 5, 2013	1,664,577
	Discovery Communications, Inc.
3,406	Term Loan, 2.60%, Maturing April 30, 2014	3,362,931
	Emmis Operating Co.
1,016	Term Loan, 2.60%, Maturing November 2, 2013	677,410
	Entravision Communications Corp.
1,567	Term Loan, 5.85%, Maturing September 29, 2013	1,476,537
	Gray Television, Inc.
2,287	Term Loan, 3.81%, Maturing January 19, 2015	1,460,883
	HIT Entertainment, Inc.
1,836	Term Loan, 3.26%, Maturing March 20, 2012	1,491,472
	Intelsat Corp.
2,216	Term Loan, 2.80%, Maturing January 3, 2014	2,119,244
2,216	Term Loan, 2.80%, Maturing January 3, 2014	2,119,244
2,216	Term Loan, 2.80%, Maturing January 3, 2014	2,119,889
	Ion Media Networks, Inc.
432	DIP Loan, 10.17%, Maturing May 29, 2010(4)	426,303
3,250	Term Loan, 0.00%, Maturing January 15, 2012(2)	877,500
	NEP II, Inc.
831	Term Loan, 2.54%, Maturing February 16, 2014	731,160
	Nexstar Broadcasting, Inc.
1,973	Term Loan, 2.24%, Maturing October 1, 2012	1,484,565
2,086	Term Loan, 2.35%, Maturing October 1, 2012	1,569,708
	NextMedia Operating, Inc.
72	Term Loan, 8.25%, Maturing November 15, 2012	48,551
162	Term Loan, 8.25%, Maturing November 15, 2012	109,240
	Raycom TV Broadcasting, LLC
1,900	Term Loan, 1.81%, Maturing June 25, 2014	1,425,000
	SFX Entertainment
1,364	Term Loan, 3.72%, Maturing June 21, 2013	1,275,435
	Sirius Satellite Radio, Inc.
737	Term Loan, 2.56%, Maturing December 19, 2012	650,292
	Univision Communications, Inc.
12,650	Term Loan, 2.54%, Maturing September 29, 2014	10,243,869
	Young Broadcasting, Inc.
2,310	Term Loan, 0.00%, Maturing November 3, 2012(2)	1,154,989

		$38,526,997

Rail Industries — 0.2%
	Kansas City Southern Railway Co.
3,298	Term Loan, 2.30%, Maturing April 26, 2013	$3,067,140

		$3,067,140

Retailers (Except Food and Drug) — 1.1%
	American Achievement Corp.
775	Term Loan, 6.26%, Maturing March 25, 2011	$666,777
	Amscan Holdings, Inc.
709	Term Loan, 2.88%, Maturing May 25, 2013	625,417
	Cumberland Farms, Inc.
2,010	Term Loan, 2.44%, Maturing September 29, 2013	1,833,909

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Harbor Freight Tools USA, Inc.
	1,768	Term Loan, 9.75%, Maturing July 15, 2010	$1,710,752
		Josten’s Corp.
	1,991	Term Loan, 2.64%, Maturing October 4, 2011	1,936,574
		Mapco Express, Inc.
	1,158	Term Loan, 5.75%, Maturing April 28, 2011	1,053,595
		Neiman Marcus Group, Inc.
	1,543	Term Loan, 2.50%, Maturing April 5, 2013	1,271,300
		Orbitz Worldwide, Inc.
	1,670	Term Loan, 3.51%, Maturing July 25, 2014	1,215,107
		Oriental Trading Co., Inc.
	2,043	Term Loan, 9.75%, Maturing July 31, 2013	1,450,559
	1,150	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	201,250
		Rent-A-Center, Inc.
	1,162	Term Loan, 2.04%, Maturing November 15, 2012	1,115,246
		Savers, Inc.
	444	Term Loan, 3.06%, Maturing August 11, 2012	424,296
	486	Term Loan, 3.06%, Maturing August 11, 2012	464,230
		Vivarte
EUR	33	Term Loan, 2.66%, Maturing May 29, 2015	35,633
EUR	128	Term Loan, 2.66%, Maturing May 29, 2015	138,572
EUR	825	Term Loan, 2.66%, Maturing May 29, 2015	890,028
EUR	33	Term Loan, 3.16%, Maturing May 29, 2016	35,633
EUR	128	Term Loan, 3.16%, Maturing May 29, 2016	138,572
EUR	825	Term Loan, 3.16%, Maturing May 29, 2016	890,028
		Yankee Candle Company, Inc. (The)
	3,301	Term Loan, 2.29%, Maturing February 6, 2014	3,020,493

			$19,117,971

Steel — 0.2%
		Algoma Acquisition Corp.
	2,227	Term Loan, 2.79%, Maturing June 20, 2013	$1,848,505
		Niagara Corp.
	1,445	Term Loan, 7.25%, Maturing June 29, 2014	737,205

			$2,585,710

Surface Transport — 0.2%
		Gainey Corp.
	1,884	Term Loan, 0.00%, Maturing April 20, 2012(2)	$204,153
		Oshkosh Truck Corp.
	911	Term Loan, 6.62%, Maturing December 6, 2013	904,246
		Swift Transportation Co., Inc.
	3,014	Term Loan, 3.56%, Maturing May 10, 2014	2,341,090

			$3,449,489

Telecommunications — 1.8%
		Asurion Corp.
	2,450	Term Loan, 3.58%, Maturing July 13, 2012	$2,365,781
	1,000	Term Loan - Second Lien, 6.79%, Maturing January 13, 2013	904,167
		BCM Luxembourg, Ltd.
EUR	1,831	Term Loan, 2.42%, Maturing September 30, 2014	2,228,512
EUR	1,832	Term Loan, 2.67%, Maturing September 30, 2015	2,228,896
EUR	1,500	Term Loan - Second Lien, 4.79%, Maturing March 31, 2016	1,521,508
		Centennial Cellular Operating Co., LLC
	3,226	Term Loan, 2.60%, Maturing February 9, 2011	3,217,192
		CommScope, Inc.
	1,652	Term Loan, 3.10%, Maturing November 19, 2014	1,615,984
		Intelsat Subsidiary Holding Co.
	1,264	Term Loan, 2.80%, Maturing July 3, 2013	1,204,198

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Iowa Telecommunications Services
	2,776	Term Loan, 2.31%, Maturing November 23, 2011	$2,644,140
		IPC Systems, Inc.
GBP	1,448	Term Loan, 3.44%, Maturing May 31, 2014	2,007,735
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071	Term Loan, 2.59%, Maturing December 26, 2014	1,494,503
		NTelos, Inc.
	1,209	Term Loan, 2.54%, Maturing August 24, 2011	1,201,889
		Palm, Inc.
	1,056	Term Loan, 3.79%, Maturing April 24, 2014	887,198
		Stratos Global Corp.
	1,186	Term Loan, 3.10%, Maturing February 13, 2012	1,150,178
		Trilogy International Partners
	1,225	Term Loan, 4.10%, Maturing June 29, 2012	833,000
		Windstream Corp.
	3,960	Term Loan, 1.98%, Maturing July 17, 2013	3,841,039

			$29,345,920

Utilities — 1.2%
		AEI Finance Holding, LLC
	389	Term Loan, 3.29%, Maturing March 30, 2012	$331,345
	2,708	Term Loan, 3.60%, Maturing March 30, 2014	2,308,431
		Astoria Generating Co.
	1,250	Term Loan - Second Lien, 4.10%, Maturing August 23, 2013	1,132,291
		Calpine Corp.
	1,173	DIP Loan, 3.48%, Maturing March 29, 2014	1,079,773
		Electricinvest Holding Co.
GBP	540	Term Loan, 5.08%, Maturing October 24, 2012	582,720
EUR	536	Term Loan - Second Lien, 5.08%, Maturing October 24, 2012	495,989
		Mirant North America, LLC
	751	Term Loan, 2.04%, Maturing January 3, 2013	714,774
		NRG Energy, Inc.
	5,586	Term Loan, 2.01%, Maturing June 1, 2014	5,310,896
	2,994	Term Loan, 2.10%, Maturing June 1, 2014	2,847,002
		Pike Electric, Inc.
	470	Term Loan, 1.81%, Maturing July 1, 2012	425,698
	354	Term Loan, 1.81%, Maturing December 10, 2012	320,715
		TXU Texas Competitive Electric Holdings Co., LLC
	1,130	Term Loan, 3.80%, Maturing October 10, 2014	875,339
	3,095	Term Loan, 3.80%, Maturing October 10, 2014	2,387,405
		Vulcan Energy Corp.
	1,412	Term Loan, 5.50%, Maturing July 23, 2010	1,384,030

			$20,196,408

Total Senior Floating-Rate Interests (identified cost $1,012,679,123)			$868,413,877

Corporate Bonds & Notes — 52.4%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Alion Science and Technologies Corp.
$1,500	10.25%, 2/1/15	$810,000
	Hawker Beechcraft Acquisition
1,810	9.75%, 4/1/17	914,050

Principal
Amount
(000’s omitted)	Security	Value
	Transdigm, Inc.
$280	7.75%, 7/15/14	$276,500

		$2,000,550

Automotive — 1.1%
	Allison Transmission, Inc.
$685	11.00%, 11/1/15(6)	$626,775
3,050	11.25%, 11/1/15(3)(6)	2,516,250
	Altra Industrial Motion, Inc.
3,590	9.00%, 12/1/11	3,563,075
	Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	632,500
	Goodyear Tire & Rubber Co. (The), Sr. Notes
3,190	10.50%, 5/15/16	3,437,225
	Tenneco, Inc., Sr. Notes
1,085	8.125%, 11/15/15	990,062
	Tenneco Automotive, Inc., Series B
6,073	10.25%, 7/15/13	6,133,730
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	683,100

		$18,582,717

Banks and Thrifts — 1.0%
	Capital One Financial Corp.
$1,750	6.15%, 9/1/16	$1,566,521
	Citigroup, Inc.
3,500	5.00%, 9/15/14	3,135,877
	General Electric Capital Corp., Sr. Notes
2,000	5.625%, 5/1/18	2,022,152
	Goldman Sachs Group, Inc.
2,500	5.625%, 1/15/17	2,507,133
	HSBC Finance Corp., Sr. Notes
1,750	5.50%, 1/19/16	1,695,342
	Standard Chartered Bank, Sr. Notes
3,025	6.40%, 9/26/17(6)	2,726,339
	Wachovia Corp.
3,750	5.625%, 10/15/16	3,601,470

		$17,254,834

Beverage and Tobacco — 0.6%
	Altria Group, Inc.
$5,400	9.70%, 11/10/18	$6,576,995
	Bunge, Ltd. Finance Corp.
2,380	8.50%, 6/15/19	2,637,751

		$9,214,746

Broadcast Radio and Television — 0.5%
	Rainbow National Services, LLC, Sr. Sub. Debs.
$1,470	10.375%, 9/1/14(6)	$1,543,500
	Warner Music Group, Sr. Sub. Notes
1,165	7.375%, 4/15/14	1,060,150
	XM Satellite Radio Holdings, Inc., Sr. Notes
2,745	11.25%, 6/15/13(6)	2,841,075
2,885	13.00%, 8/1/13(6)	2,603,713

		$8,048,438

Brokers, Dealers and Investment Houses — 0.4%
	Macquarie Group, Ltd., Sr. Notes
$3,445	7.30%, 8/1/14(6)	$3,535,121

Principal
Amount
(000’s omitted)	Security	Value
	Merrill Lynch & Co., Inc., Sr. Sub Notes
$2,750	6.05%, 5/16/16	$2,568,099
	Nuveen Investments, Inc., Sr. Notes
505	10.50%, 11/15/15(6)	361,075

		$6,464,295

Building and Development — 0.2%
	Interface, Inc., Sr. Notes
$850	11.375%, 11/1/13(6)	$898,875
	Panolam Industries International, Sr. Sub. Notes
5,995	10.75%, 10/1/13(2)	329,725
	Texas Industries, Inc., Sr. Notes
1,640	7.25%, 7/15/13(6)	1,517,000
	USG Corp.
860	9.75%, 8/1/14(6)	881,500

		$3,627,100

Business Equipment and Services — 3.0%
	Affinion Group, Inc.
$1,065	10.125%, 10/15/13	$1,059,675
2,560	11.50%, 10/15/15	2,380,800
	Ceridian Corp., Sr. Notes
6,180	11.25%, 11/15/15	5,299,350
	Education Management, LLC, Sr. Notes
4,955	8.75%, 6/1/14	4,998,356
	Education Management, LLC, Sr. Sub. Notes
7,585	10.25%, 6/1/16	7,755,662
	MediMedia USA, Inc., Sr. Sub. Notes
2,415	11.375%, 11/15/14(6)	1,388,625
	Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 12/31/09(2)	2,257,500
	Rental Service Corp.
4,025	9.50%, 12/1/14	3,471,563
	SunGard Data Systems, Inc., Sr. Notes
11,035	10.625%, 5/15/15(6)	11,862,625
	Ticketmaster Entertainment, Inc.
2,700	10.75%, 7/28/16	2,524,500
	West Corp.
7,095	9.50%, 10/15/14	6,775,725

		$49,774,381

Business Services-Miscellaneous — 0.2%
	Expedia, Inc.
$1,730	7.456%, 8/15/18	$1,730,000
	KAR Holdings, Inc.
1,845	8.75%, 5/1/14	1,715,850

		$3,445,850

Cable and Satellite Television — 1.5%
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
$5,190	8.75%, 11/15/13	$5,202,975
	Charter Communications, Inc., Sr. Notes
645	8.75%, 4/30/14(6)	646,613
2,740	10.875%, 9/15/14(6)	2,972,900
	Kabel Deutschland GmbH
2,865	10.625%, 7/1/14	3,015,412
	Mediacom Broadband Corp., Sr. Notes
1,720	8.50%, 10/15/15	1,642,600
	National Cable PLC
540	8.75%, 4/15/14	548,100

Principal
Amount
(000’s omitted)	Security	Value
	National Cable PLC, Sr. Notes
$7,690	9.125%, 8/15/16	$7,805,350
	Time Warner Cable, Inc.
2,500	8.75%, 2/14/19	3,107,495

		$24,941,445

Chemicals and Plastics — 0.8%
	Ashland, Inc.
$2,480	9.125%, 6/1/17(6)	$2,622,600
	CII Carbon, LLC
2,420	11.125%, 11/15/15(6)	1,948,100
	INEOS Group Holdings PLC, Sr. Sub. Notes
4,035	8.50%, 2/15/16(6)	1,674,525
	Nalco Co., Sr. Notes
1,975	8.25%, 5/15/17(6)	2,063,875
	Nova Chemicals Corp., Sr. Notes, Variable Rate
2,145	4.538%, 11/15/13	1,930,500
	Reichhold Industries, Inc., Sr. Notes
7,255	9.00%, 8/15/14(6)	2,829,450
	Wellman Holdings, Inc., Sr. Sub. Notes
243	5.00%, 1/29/19(5)	70,956

		$13,140,006

Clothing/Textiles — 1.1%
	Levi Strauss & Co., Sr. Notes
$4,550	9.75%, 1/15/15	$4,641,000
410	8.875%, 4/1/16	408,975
	Oxford Industries, Inc., Sr. Notes
2,515	11.375%, 7/15/15(6)	2,640,750
	Perry Ellis International, Inc., Sr. Sub. Notes
8,190	8.875%, 9/15/13	7,166,250
	Phillips Van Heusen, Sr. Notes
1,610	8.125%, 5/1/13	1,630,125
	Quiksilver, Inc.
3,060	6.875%, 4/15/15	2,019,600

		$18,506,700

Conglomerates — 0.4%
	RBS Global & Rexnord Corp.
$1,762	9.50%, 8/1/14(6)	$1,541,750
1,705	11.75%, 8/1/16	1,381,050
	Tyco International Finance
2,750	8.50%, 1/15/19	3,191,331

		$6,114,131

Containers and Glass Products — 0.8%
	Berry Petroleum Co., Sr. Notes
$1,485	10.25%, 6/1/14	$1,559,250
	Graphic Packaging International, Inc.
340	9.50%, 6/15/17(6)	340,000
	Greif, Inc., Sr. Notes
825	7.75%, 8/1/19(6)	822,938
	Intertape Polymer US, Inc., Sr. Sub. Notes
3,220	8.50%, 8/1/14	1,722,700
	Pliant Corp.
6,358	11.625%, 6/15/09(2)	4,736,849
	Smurfit-Stone Container Corp., Sr. Notes
715	8.375%, 7/1/12(2)	371,800
4,425	8.00%, 3/15/17(2)	2,245,687

Principal
Amount
(000’s omitted)	Security	Value
	Solo Cup Co., Sr. Notes
$1,680	10.50%, 11/1/13(6)	$1,776,600

		$13,575,824

Diversified Media — 0.4%
	Catalina Marketing Corp.
$680	10.50%, 10/1/15(3)(6)	$629,000
	Interpublic Group of Cos., Inc.
3,385	10.00%, 7/15/17(6)	3,554,250
	Virgin Media Finance PLC
2,535	9.50%, 8/15/16	2,611,050

		$6,794,300

Ecological Services and Equipment — 0.3%
	Casella Waste Systems, Inc., Sr. Notes
$845	11.00%, 7/15/14(6)	$878,800
	Environmental Systems Product Holdings, Inc., Jr. Notes
149	18.00%, 3/31/15(3)(5)	119,296
	Waste Services, Inc., Sr. Sub. Notes
4,085	9.50%, 4/15/14	4,033,938

		$5,032,034

Electronics/Electrical — 1.5%
	Advanced Micro Devices, Inc., Sr. Notes
$3,885	7.75%, 11/1/12	$3,040,013
	Amkor Technologies, Inc., Sr. Notes
665	7.75%, 5/15/13	648,375
5,695	9.25%, 6/1/16	5,837,375
	Avago Technologies Finance
3,620	10.125%, 12/1/13	3,782,900
6,645	11.875%, 12/1/15	6,944,025
	Dominion Resources, Inc., Sr. Notes
2,500	8.875%, 1/15/19	3,151,717
	Jabil Circuit, Inc., Sr. Notes
995	7.75%, 7/15/16	956,623
	NXP BV/NXP Funding, LLC, Variable Rate
1,025	3.259%, 10/15/13	631,656

		$24,992,684

Equipment Leasing — 0.6%
	Hertz Corp.
$3,880	8.875%, 1/1/14	$3,753,900
1,485	10.50%, 1/1/16	1,425,600
	RSC Equipment Rental, Inc., Sr. Notes
3,910	10.00%, 7/15/17(6)	4,134,825

		$9,314,325

Financial Intermediaries — 1.1%
	Ford Motor Credit Co., Sr. Notes
$1,740	7.875%, 6/15/10	$1,714,730
6,230	7.80%, 6/1/12	5,859,564
3,235	7.50%, 8/1/12	2,987,697
1,715	12.00%, 5/15/15	1,750,178
6,465	8.00%, 12/15/16	5,802,448

		$18,114,617

Food Products — 0.9%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$5,680	11.50%, 11/1/11	$5,254,000

Principal
Amount
(000’s omitted)	Security	Value
	Dole Foods Co.
$2,320	7.25%, 6/15/10	$2,308,400
3,235	13.875%, 3/15/14(6)	3,639,375
	Kraft Foods, Inc., Sr. Notes
1,350	6.50%, 8/11/17	1,502,645
	Smithfield Foods, Inc., Sr. Notes
2,080	10.00%, 7/15/14(6)	2,178,800

		$14,883,220

Food Service — 0.8%
	Aramark Services, Inc.
$4,065	8.50%, 2/1/15	$4,115,812
	Chiquita Brands International, Inc., Sr. Notes
330	8.875%, 12/1/15	312,675
	El Pollo Loco, Inc.
2,980	11.75%, 11/15/13	2,547,900
	NPC International, Inc., Sr. Sub. Notes
4,370	9.50%, 5/1/14	4,151,500
	Yum! Brands, Inc., Sr. Notes
1,350	6.25%, 3/15/18	1,435,262

		$12,563,149

Food/Drug Retailers — 1.4%
	CVS Caremark Corp., Sr. Notes
$2,250	5.75%, 6/1/17	$2,398,811
	Duane Reade, Inc., Sr. Notes
500	11.75%, 8/1/15(6)	487,085
	General Nutrition Center, Sr. Notes, Variable Rate
10,725	6.404%, 3/15/14(3)	9,518,437
	General Nutrition Center, Sr. Sub. Notes
4,315	10.75%, 3/15/15	4,077,675
	Rite Aid Corp., Sr. Notes
4,015	9.75%, 6/12/16(6)	4,255,900
	Supervalu, Inc., Sr. Notes
3,400	8.00%, 5/1/16	3,391,500

		$24,129,408

Forest Products — 0.9%
	Domtar Corp., Sr. Notes
$3,100	10.75%, 6/1/17	$3,162,000
	Georgia-Pacific, LLC
2,140	8.25%, 5/1/16(6)	2,225,600
	Georgia-Pacific, LLC, Sr. Notes
2,000	8.125%, 5/15/11	2,060,000
	Jefferson Smurfit Corp., Sr. Notes
1,445	8.25%, 10/1/12(2)	736,950
820	7.50%, 6/1/13(2)	407,950
	NewPage Corp.
11,070	10.00%, 5/1/12	4,981,500
2,495	12.00%, 5/1/13	736,025
	NewPage Corp., Variable Rate
1,545	7.278%, 5/1/12	656,625

		$14,966,650

Healthcare — 4.1%
	Accellent, Inc.
$3,320	10.50%, 12/1/13	$3,079,300
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,430	10.00%, 2/15/15	4,596,125

Principal
Amount
(000’s omitted)	Security	Value
	Biomet, Inc.
$2,825	10.375%, 10/15/17(3)	$3,036,875
10,915	11.625%, 10/15/17	11,897,350
	DJO Finance, LLC/DJO Finance Corp.
4,625	10.875%, 11/15/14	4,393,750
	Fresenius US Finance II, Inc., Sr. Notes
1,710	9.00%, 7/15/15(6)	1,855,350
	HCA, Inc.
1,260	9.125%, 11/15/14	1,300,950
2,115	9.25%, 11/15/16	2,210,175
2,970	9.875%, 2/15/17(6)	3,140,775
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
4,245	9.00%, 5/15/16	4,255,613
	MultiPlan, Inc., Sr. Sub. Notes
4,860	10.375%, 4/15/16(6)	4,689,900
	National Mentor Holdings, Inc.
3,810	11.25%, 7/1/14	3,352,800
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,062,800
	Universal Hospital Service, Inc., Sr. Notes, Variable Rate
745	4.635%, 6/1/15	629,525
	US Oncology, Inc.
3,065	9.00%, 8/15/12	3,130,131
5,350	10.75%, 8/15/14	5,323,250
	US Oncology, Inc., Sr. Notes
4,235	9.125%, 8/15/17(6)	4,393,812
	Valeant Pharmaceuticals International
1,795	8.375%, 6/15/16(6)	1,830,900
	Viant Holdings, Inc.
4,727	10.125%, 7/15/17(6)	3,994,315

		$69,173,696

Home Furnishings — 0.1%
	Interline Brands, Inc., Sr. Sub. Notes
$1,240	8.125%, 6/15/14	$1,243,100
	Sealy Mattress Co.
440	8.25%, 6/15/14	403,700
	Sealy Mattress Co., Sr. Notes
505	10.875%, 4/15/16(6)	552,975

		$2,199,775

Homebuilders/Real Estate — 0.2%
	Avalonbay Communities, Inc.
$1,000	5.375%, 4/15/14	$986,172
	CB Richard Ellis Group, Inc., Sr. Sub. Notes
2,575	11.625%, 6/15/17(6)	2,600,750

		$3,586,922

Industrial Equipment — 0.3%
	Chart Industries, Inc., Sr. Sub. Notes
$2,170	9.125%, 10/15/15	$2,094,050
	ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13(6)	1,475,375
	ESCO Corp., Sr. Notes, Variable Rate
1,595	4.504%, 12/15/13(6)	1,347,775

		$4,917,200

Insurance — 0.5%
	Alliant Holdings I, Inc.
$1,885	11.00%, 5/1/15(6)	$1,668,225

Principal
Amount
(000’s omitted)	Security	Value
	Hub International Holdings, Inc.
$1,750	9.00%, 12/15/14(6)	$1,522,500
	MetLife, Inc., Sr. Notes
2,000	7.717%, 2/15/19	2,265,832
	Prudential Financial, Inc., Sr. Notes
2,000	6.00%, 12/1/17	1,952,320
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,320	4.758%, 11/15/14(6)	930,600

		$8,339,477

Leisure Goods/Activities/Movies — 3.3%
	AMC Entertainment, Inc.
$13,080	11.00%, 2/1/16	$13,276,200
	Bombardier, Inc.
1,425	8.00%, 11/15/14(6)	1,382,250
	Freedom Group, Inc., Sr. Notes
410	10.25%, 8/1/15(6)	422,300
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	0.00%, 4/1/12(2)(6)	397
	Marquee Holdings, Inc., Sr. Disc. Notes
6,895	12.00%, 8/15/14	5,688,375
	Royal Caribbean Cruises, Sr. Notes
340	8.75%, 2/2/11	341,700
2,150	7.00%, 6/15/13	1,935,000
1,380	6.875%, 12/1/13	1,228,200
330	7.25%, 6/15/16	273,900
660	7.25%, 3/15/18	524,700
	Universal City Development Partners, Sr. Notes
14,610	11.75%, 4/1/10	14,573,475
	Universal City Florida Holdings, Sr. Notes, Variable Rate
12,720	5.778%, 5/1/10	11,130,000
	WMG Acquisition Corp., Sr. Notes
4,135	9.50%, 6/15/16(6)	4,403,775

		$55,180,272

Lodging and Casinos — 3.8%
	Ameristar Casinos, Inc., Sr. Notes
$1,855	9.25%, 6/1/14(6)	$1,919,925
	Buffalo Thunder Development Authority
4,080	9.375%, 12/15/14(6)	622,200
	CCM Merger, Inc.
4,025	8.00%, 8/1/13(6)	3,119,375
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	4.913%, 11/15/12(6)	2,117,500
	Fontainebleau Las Vegas Casino, LLC
8,870	10.25%, 6/15/15(2)(6)	310,450
	Galaxy Entertainment Finance
2,610	9.875%, 12/15/12(6)	2,492,550
	Galaxy Entertainment Finance, Variable Rate
1,595	6.218%, 12/15/10(6)	1,523,225
	Greektown Holdings, LLC, Sr. Notes
1,095	10.75%, 12/1/13(2)(6)	169,725
	Harrahs Operating Escrow Corp., Sr. Notes
1,970	11.25%, 6/1/17(6)	2,004,475
	Host Hotels and Resorts, LP, Sr. Notes
4,235	6.75%, 6/1/16	3,949,137
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
2,050	11.00%, 11/1/12(6)	1,547,750

Principal
Amount
(000’s omitted)	Security	Value
	Inn of the Mountain Gods, Sr. Notes
$5,575	12.00%, 11/15/10(2)	$2,285,750
	Majestic HoldCo, LLC
1,540	12.50%, 10/15/11(2)(6)	169
	MGM Mirage, Inc.
370	7.50%, 6/1/16	271,950
1,715	11.125%, 11/15/17(6)	1,895,075
	MGM Mirage, Inc., Sr. Notes
1,655	10.375%, 5/15/14(6)	1,783,262
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
4,775	8.00%, 4/1/12	3,939,375
3,265	7.125%, 8/15/14	2,301,825
3,425	6.875%, 2/15/15	2,380,375
	OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	5,294,025
	Park Place Entertainment
6,035	7.875%, 3/15/10	5,793,600
	Peninsula Gaming, LLC
495	8.375%, 8/15/15(6)	497,475
1,650	10.75%, 8/15/17(6)	1,610,813
	Pinnacle Entertainment, Inc., Sr. Notes
1,150	8.625%, 8/1/17(6)	1,155,750
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
1,155	7.50%, 6/15/15	1,030,838
	Pokagon Gaming Authority, Sr. Notes
1,101	10.375%, 6/15/14(6)	1,101,000
	San Pasqual Casino
1,215	8.00%, 9/15/13(6)	1,038,825
	Seminole Hard Rock Entertainment, Variable Rate
1,930	3.129%, 3/15/14(6)	1,457,150
	Starwood Hotels & Resorts Worldwide, Inc.
935	7.375%, 11/15/15	884,657
810	6.75%, 5/15/18	730,162
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15(6)	3,013,425
	Waterford Gaming, LLC, Sr. Notes
5,364	8.625%, 9/15/14(6)	4,613,286
	Wynn Las Vegas, LLC
1,280	6.625%, 12/1/14	1,193,600

		$64,048,699

Machinery — 0.3%
	Terex Corp.
$1,975	8.00%, 11/15/17	$1,644,188
	Terex Corp., Sr. Notes
3,395	10.875%, 6/1/16	3,547,775

		$5,191,963

Nonferrous Metals/Minerals — 1.5%
	Arch Coal, Inc., Sr. Notes
$980	8.75%, 8/1/16(6)	$994,700
	FMG Finance PTY, Ltd.
8,090	10.625%, 9/1/16(6)	8,393,375
	Teck Resources, Ltd., Sr. Notes
3,515	9.75%, 5/15/14(6)	3,928,012
2,635	10.25%, 5/15/16(6)	2,997,313
7,845	10.75%, 5/15/19(6)	9,168,844

		$25,482,244

Principal
Amount
(000’s omitted)	Security	Value
Oil and Gas — 5.5%
	Allis-Chalmers Energy, Inc., Sr. Notes
$3,280	9.00%, 1/15/14	$2,402,600
	Bill Barrett Corp.
505	9.875%, 7/15/16	528,988
	Chesapeake Energy Corp.
6,375	9.50%, 2/15/15	6,797,344
3,150	6.875%, 1/15/16	2,976,750
	Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	1,661,000
	Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	1,551,700
	Denbury Resources, Inc., Sr. Sub. Notes
1,290	7.50%, 12/15/15	1,283,550
3,285	9.75%, 3/1/16	3,523,162
	El Paso Corp.
2,055	8.25%, 2/15/16	2,106,375
	El Paso Corp., Sr. Notes
3,220	9.625%, 5/15/12	3,357,027
	Energy Transfer Partners LP., Sr. Notes
2,800	9.70%, 3/15/19	3,516,355
	Forbes Energy Services, Sr. Notes
4,605	11.00%, 2/15/15	3,315,600
	Forest Oil Corp.
410	7.25%, 6/15/19	392,063
	Holly Corp.
2,535	9.875%, 6/15/17(6)	2,522,325
	Marathon Oil Corp.
2,850	7.50%, 2/15/19	3,296,917
	OPTI Canada, Inc., Sr. Notes
1,795	7.875%, 12/15/14	1,184,700
1,900	8.25%, 12/15/14	1,263,500
	Petrohawk Energy Corp., Sr. Notes
2,975	9.125%, 7/15/13	3,101,437
	Petroleum Development Corp., Sr. Notes
1,805	12.00%, 2/15/18	1,615,475
	Petroplus Finance, Ltd.
430	6.75%, 5/1/14(6)	384,850
8,640	7.00%, 5/1/17(6)	7,430,400
	Quicksilver Resources, Inc.
4,390	7.125%, 4/1/16	3,709,550
	Quicksilver Resources, Inc., Sr. Notes
3,515	11.75%, 1/1/16	3,870,894
	SandRidge Energy, Inc., Sr. Notes
4,595	8.00%, 6/1/18(6)	4,204,425
	SemGroup, L.P., Sr. Notes
5,990	8.75%, 11/15/15(2)(6)	209,650
	SESI, LLC, Sr. Notes
660	6.875%, 6/1/14	627,000
	Sonat, Inc., Sr. Notes
5,000	7.625%, 7/15/11	5,118,715
	Stewart & Stevenson, LLC, Sr. Notes
5,105	10.00%, 7/15/14	4,466,875
	Tennessee Gas Pipeline Co., Sr. Notes
595	8.00%, 2/1/16	663,425
	Tesoro Corp.
850	9.75%, 6/1/19	860,625
	United Refining Co., Sr. Notes
11,495	10.50%, 8/15/12	9,138,525

Principal
Amount
(000’s omitted)	Security	Value
	United Rentals North America, Inc.
$3,055	10.875%, 6/15/16(6)	$3,070,275
	Williams Companies, Inc., Sr. Notes
1,240	8.75%, 1/15/20	1,403,665

		$91,555,742

Publishing — 1.2%
	Dex Media West/Finance, Series B
$2,815	9.875%, 8/15/13(2)	$527,813
	Harland Clarke Holdings
925	9.50%, 5/15/15	746,937
	Laureate Education, Inc.
7,085	10.00%, 8/15/15(6)	6,270,225
2,571	10.25%, 8/15/15(3)(6)	2,043,656
	Local Insight Regatta Holdings, Inc.
1,430	11.00%, 12/1/17	407,550
	Nielsen Finance, LLC
6,565	10.00%, 8/1/14	6,630,650
2,490	11.50%, 5/1/16	2,620,725
870	12.50%, (0.00% until 2011), 8/1/16	637,275
	Nielsen Finance, LLC, Sr. Notes
300	11.625%, 2/1/14	317,250
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
7,275	9.00%, 2/15/17(2)	472,875

		$20,674,956

Rail Industries — 0.5%
	American Railcar Industry, Sr. Notes
$1,940	7.50%, 3/1/14	$1,784,800
	Kansas City Southern Mexico, Sr. Notes
150	9.375%, 5/1/12	148,500
2,530	7.625%, 12/1/13	2,289,650
1,055	7.375%, 6/1/14	933,675
4,000	8.00%, 6/1/15	3,900,000

		$9,056,625

Retailers (Except Food and Drug) — 3.9%
	Amscan Holdings, Inc., Sr. Sub. Notes
$5,910	8.75%, 5/1/14	$5,319,000
	JC Penney Corp., Inc., Sr. Notes
1,875	8.00%, 3/1/10	1,898,235
	Limited Brands, Inc., Sr. Notes
3,960	8.50%, 6/15/19(6)	3,992,206
	Neiman Marcus Group, Inc.
11,245	9.00%, 10/15/15	8,377,155
12,180	10.375%, 10/15/15	8,830,500
	Sally Holdings, LLC
115	9.25%, 11/15/14	119,025
	Sally Holdings, LLC, Sr. Notes
11,100	10.50%, 11/15/16	11,488,500
	Toys “R” Us
7,785	7.625%, 8/1/11	7,317,900
4,450	7.875%, 4/15/13	3,749,125
4,985	10.75%, 7/15/17(6)	5,134,550
	Yankee Acquisition Corp., Series B
9,100	8.50%, 2/15/15	8,190,000
835	9.75%, 2/15/17	697,225

		$65,113,421

Principal
Amount
(000’s omitted)	Security	Value
Steel — 0.2%
	RathGibson, Inc., Sr. Notes
$4,905	11.25%, 2/15/14(2)	$1,765,800
	Steel Dynamics, Inc., Sr. Notes
940	7.375%, 11/1/12	937,650

		$2,703,450

Surface Transport — 0.3%
	CEVA Group, PLC, Sr. Notes
$3,750	10.00%, 9/1/14(6)	$2,793,750
	Ryder System, Inc., MTN
2,250	7.20%, 9/1/15	2,339,892

		$5,133,642

Telecommunications — 4.4%
	America Movil SAB de CV
$2,000	5.625%, 11/15/17	$1,974,056
	Digicel Group, Ltd., Sr. Notes
3,585	9.25%, 9/1/12(6)	3,602,925
1,560	12.00%, 4/1/14(6)	1,653,600
14,436	9.125%, 1/15/15(6)	12,631,500
	Intelsat Bermuda, Ltd.
15,335	11.25%, 6/15/16	16,408,450
	Intelsat Subsidiary Holdings Co., Ltd.
680	8.875%, 1/15/15(6)	690,200
830	8.875%, 1/15/15	842,450
	Qwest Communications International, Inc.
5,120	7.50%, 2/15/14	5,030,400
	Qwest Corp., Sr. Notes
1,565	7.50%, 10/1/14	1,568,913
1,940	7.625%, 6/15/15	1,944,850
	Qwest Corp., Sr. Notes, Variable Rate
1,000	3.879%, 6/15/13	945,000
	SBA Telecommunications, Inc.
1,475	8.00%, 8/15/16(6)	1,497,125
985	8.25%, 8/15/19(6)	1,004,700
	Sprint Capital Corp.
585	6.875%, 11/15/28	444,600
	Telecom Italia Capital
2,600	6.175%, 6/18/14	2,796,136
	Telesat Canada/Telesat LLC, Sr. Notes
3,305	11.00%, 11/1/15(6)	3,437,200
6,830	12.50%, 11/1/17(6)	7,000,750
	Wind Acquisition Finance SA, Sr. Notes
4,010	11.75%, 7/15/17(6)	4,310,750
	Windstream Corp., Sr. Notes
2,085	8.125%, 8/1/13	2,116,275
2,600	8.625%, 8/1/16	2,652,000

		$72,551,880

Utilities — 2.7%
	AES Corp.
$965	8.00%, 10/15/17	$950,525
	AES Corp., Sr. Notes
1,818	8.75%, 5/15/13(6)	1,863,450
	Calpine Construction Finance Co., Sr. Notes
4,275	8.00%, 6/1/16(6)	4,317,750

Principal
Amount
(000’s omitted)	Security	Value
	Edison Mission Energy, Sr. Notes
$1,750	7.50%, 6/15/13	$1,605,625
5,430	7.00%, 5/15/17	4,350,788
1,130	7.20%, 5/15/19	861,625
	NGC Corp.
4,395	7.625%, 10/15/26	2,834,775
	NRG Energy, Inc.
480	7.25%, 2/1/14	472,800
4,915	7.375%, 2/1/16	4,767,550
5,700	7.375%, 1/15/17	5,514,750
	Orion Power Holdings, Inc., Sr. Notes
11,360	12.00%, 5/1/10	11,814,400
	Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	327,250
	Southwestern Energy Co., Sr. Notes
4,755	7.50%, 2/1/18(6)	4,790,662

		$44,471,950

Total Corporate Bonds & Notes (identified cost $933,363,632)		$874,863,318

Mortgage Pass-Throughs — 36.7%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$40,165	5.00%, with various maturities to 2019	$42,303,070
1,975	5.50%, with maturity at 2013(13)	2,071,182
7,981	5.50%, with various maturities to 2018	8,430,126
18,936	6.00%, with various maturities to 2026	20,177,193
37,009	6.50%, with various maturities to 2030	39,780,218
47,905	7.00%, with various maturities to 2031	51,648,537
516	7.13%, with maturity at 2023	567,674
29,358	7.50%, with various maturities to 2029	32,542,785
889	7.65%, with maturity at 2022	994,545
144	7.70%, with maturity at 2022	161,026
17,174	8.00%, with various maturities to 2030	19,387,272
475	8.25%, with maturity at 2020	528,275
1,432	8.30%, with maturity at 2020	1,628,278
12,655	8.50%, with various maturities to 2031	14,414,038
1	8.75%, with maturity at 2010	1,001
4,525	9.00%, with various maturities to 2031	5,195,060
3,772	9.50%, with various maturities to 2025	4,346,934
575	10.00%, with maturity at 2020	646,498
526	10.50%, with maturity at 2020	593,562
699	12.00%, with maturity at 2020	784,097
46	13.00%, with maturity at 2015	53,042

		$246,254,413

	Federal National Mortgage Association:
$5,925	3.249%, with maturity at 2036(8)	$6,038,068
3,387	4.064%, with maturity at 2022(8)	3,459,325
20,655	5.00%, with various maturities to 2018	21,786,779
8,990	5.50%, with various maturities to 2028	9,429,358
14,604	6.00%, with various maturities to 2026	15,470,510
17,948	6.321%, with maturity at 2032(8)	18,554,140
34,372	6.50%, with various maturities to 2031	36,930,891
607	6.75%, with maturity at 2023	661,717

Principal
Amount
(000’s omitted)	Security	Value
$44,336	7.00%, with various maturities to 2031	$47,989,153
14,320	7.50%, with various maturities to 2031	15,849,823
11,331	8.00%, with various maturities to 2031	12,748,875
67	8.25%, with maturity at 2018	74,858
2,611	8.367%, with maturity at 2027(7)	2,991,653
13,373	8.50%, with various maturities to 2030	15,258,529
1,184	8.577%, with maturity at 2028(7)	1,356,383
761	8.642%, with maturity at 2029(7)	877,711
1,007	8.746%, with maturity at 2027(7)	1,137,441
14,804	9.00%, with various maturities to 2027	17,077,563
266	9.096%, with maturity at 2024(7)	291,398
4,803	9.50%, with various maturities to 2030	5,550,649
723	9.574%, with maturity at 2018(7)	827,669
1,379	10.00%, with various maturities to 2020	1,576,788
1,147	10.10%, with maturity at 2025(7)	1,284,365
1,140	10.483%, with maturity at 2019(7)	1,287,236
1,189	10.50%, with maturity at 2021	1,367,934
456	11.50%, with maturity at 2016	505,992
23	12.50%, with maturity at 2011	24,542

		$240,409,350

	Government National Mortgage Association:
$3,765	6.00%, with maturity at 2024	$4,020,449
20,947	6.50%, with maturity at 2024	22,692,895
8,485	7.00%, with various maturities to 2026	9,350,580
35,473	7.50%, with various maturities to 2032	39,733,744
22,815	8.00%, with various maturities to 2034	25,875,060
712	8.30%, with maturity at 2020	809,284
1,506	8.50%, with various maturities to 2022	1,720,769
7,115	9.00%, with various maturities to 2026	8,215,815
10,079	9.50%, with various maturities to 2026	11,800,227
617	10.00%, with maturity at 2019	707,984

		$124,926,807

Total Mortgage Pass-Throughs (identified cost $585,313,356)		$611,590,570

Collateralized Mortgage Obligations — 9.2%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,898	Series 24, Class J, 6.25%, 11/25/23	$2,004,477
2,264	Series 1497, Class K, 7.00%, 4/15/23	2,367,923
3,648	Series 1529, Class Z, 7.00%, 6/15/23	3,838,436
3,271	Series 1620, Class Z, 6.00%, 11/15/23	3,494,617
1,048	Series 1677, Class Z, 7.50%, 7/15/23	1,160,142
10,808	Series 1702, Class PZ, 6.50%, 3/15/24	11,696,293
83	Series 1720, Class PJ, 7.25%, 1/15/24	83,206
6,359	Series 2113, Class QG, 6.00%, 1/15/29	6,770,221
798	Series 2122, Class K, 6.00%, 2/15/29	843,841
541	Series 2130, Class K, 6.00%, 3/15/29	571,591
539	Series 2167, Class BZ, 7.00%, 6/15/29	576,594
4,159	Series 2182, Class ZB, 8.00%, 9/15/29	4,585,985
4,399	Series 2198, Class ZA, 8.50%, 11/15/29	4,840,909
13,224	Series 2245, Class A, 8.00%, 8/15/27	14,637,727

		$57,471,962

Principal
Amount
(000’s omitted)	Security	Value
	Federal National Mortgage Association:
$384	Series 1988-14, Class I, 9.20%, 6/25/18	$432,844
341	Series 1989-1, Class D, 10.30%, 1/25/19	384,521
629	Series 1989-34, Class Y, 9.85%, 7/25/19	728,743
493	Series 1990-17, Class G, 9.00%, 2/25/20	560,070
251	Series 1990-27, Class Z, 9.00%, 3/25/20	286,179
241	Series 1990-29, Class J, 9.00%, 3/25/20	275,757
1,019	Series 1990-43, Class Z, 9.50%, 4/25/20	1,175,812
355	Series 1991-98, Class J, 8.00%, 8/25/21	397,988
2,782	Series 1992-77, Class ZA, 8.00%, 5/25/22	3,113,707
185	Series 1992-103, Class Z, 7.50%, 6/25/22	204,040
326	Series 1992-113, Class Z, 7.50%, 7/25/22	359,971
701	Series 1992-185, Class ZB, 7.00%, 10/25/22	765,577
1,720	Series 1993-16, Class Z, 7.50%, 2/25/23	1,903,897
1,336	Series 1993-22, Class PM, 7.40%, 2/25/23	1,476,837
2,077	Series 1993-25, Class J, 7.50%, 3/25/23	2,293,593
3,920	Series 1993-30, Class PZ, 7.50%, 3/25/23	4,307,378
4,739	Series 1993-42, Class ZQ, 6.75%, 4/25/23	5,155,256
752	Series 1993-56, Class PZ, 7.00%, 5/25/23	819,898
866	Series 1993-156, Class ZB, 7.00%, 9/25/23	951,064
6,296	Series 1994-45, Class Z, 6.50%, 2/25/24	6,798,533
3,412	Series 1994-89, Class ZQ, 8.00%, 7/25/24	3,843,000
3,265	Series 1996-57, Class Z, 7.00%, 12/25/26	3,575,043
1,776	Series 1997-77, Class Z, 7.00%, 11/18/27	1,947,442
1,373	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,473,218
671	Series 1999-45, Class ZG, 6.50%, 9/25/29	717,646
5,540	Series 2000-22, Class PN, 6.00%, 7/25/30	5,891,630
913	Series 2001-37, Class GA, 8.00%, 7/25/16	993,812
1,194	Series 2002-1, Class G, 7.00%, 7/25/23	1,303,113
567	Series G92-44, Class Z, 8.00%, 7/25/22	623,757
923	Series G92-44, Class ZQ, 8.00%, 7/25/22	1,014,953
1,354	Series G92-46, Class Z, 7.00%, 8/25/22	1,481,156
2,328	Series G92-60, Class Z, 7.00%, 10/25/22	2,531,270
23,962	Series G93-35, Class ZQ, 6.50%, 11/25/23	25,827,320
5,087	Series G93-40, Class H, 6.40%, 12/25/23	5,449,263

		$89,064,288

	Government National Mortgage Association:
$5,698	Series 2002-45, Class PG, 6.00%, 3/17/32	$6,043,903
612	Series 2005-72, Class E, 12.00%, 11/16/15	720,450

		$6,764,353

Total Collateralized Mortgage Obligations (identified cost $147,238,141)		$153,300,603

Commercial Mortgage-Backed Securities — 1.7%

Principal
Amount
(000’s omitted)	Security	Value
$496	BSCMS, Series 2000-WF1, Class A2, 7.78%, 2/15/32	$500,705
11,446	COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	11,509,225
4,861	CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	5,009,958
1,000	CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	1,007,452
685	GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	699,823
2,164	LBUBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	2,153,034

Principal
Amount
(000’s omitted)	Security	Value
$2,916	SBM7, Series 2000-C1, Class A2, 7.52%, 12/18/09	$2,935,993
5,092	SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	5,223,095

Total Commercial Mortgage-Backed Securities (identified cost $28,793,969)		$29,039,285

Asset-Backed Securities — 0.0%

Principal
Amount
(000’s omitted)	Security	Value
$547	Alzette European CLO SA, Series 2004-1A, Class E2, 7.13%, 12/15/20(9)	$32,808
692	Avalon Capital Ltd. 3, Series 1A, Class D, 2.611%, 2/24/19(6)(9)	27,663
837	Babson Ltd., Series 2005-1A, Class C1, 2.459%, 4/15/19(6)(9)	66,951
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.559%, 1/15/19(6)(9)	30,000
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.406%, 8/11/16(6)(9)	100,000
871	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.129%, 3/8/17(9)	52,267
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.264%, 7/17/19(9)	30,000
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 3.041%, 7/30/16(6)(9)	45,000

Total Asset-Backed Securities (identified cost $6,936,844)		$384,689

Common Stocks — 0.4%

Shares	Security	Value
Building and Development — 0.0%
615	United Subcontractors, Inc.(5)(10)	$78,726

		$78,726

Chemicals and Plastics — 0.0%
243	Wellman Holdings, Inc.(5)(10)	$60,714

		$60,714

Containers and Glass Products — 0.4%
142,857	Anchor Glass Container Corp.(5)	$5,727,137

		$5,727,137

Ecological Services and Equipment — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(5)(10)(11)	$21,437

		$21,437

Food Service — 0.0%
30,225	Buffets, Inc.	$41,559

		$41,559

Nonferrous Metals/Minerals — 0.0%
701	Euramax International, Inc.(5)(10)	$0

		$0

Publishing — 0.0%
2,290	Source Interlink Companies, Inc.(5)(10)	$32,518

		$32,518

Total Common Stocks (identified cost $5,861,566)		$5,962,091

Convertible Bonds — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
Diversified Media — 0.1%
$750	Virgin Media, Inc.(6)	$655,313

		$655,313

Oil and Gas — 0.1%
$2,100	Petroplus Finance, Ltd.	$1,877,427

		$1,877,427

Total Convertible Bonds (identified cost $2,122,943)		$2,532,740

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
Oil, Gas & Consumable Fuels — 0.1%
9,691	Chesapeake Energy Corp., 4.50%	$662,574

		$662,574

Telecommunications — 0.0%
4,958	Crown Castle International Corp., 6.25%(3)	$251,618

		$251,618

Total Convertible Preferred Stocks (identified cost $1,175,950)		$914,192

Preferred Stocks — 0.0%

Shares/Units	Security	Value
Ecological Services and Equipment — 0.0%
1,138	Environmental Systems Products Holdings, Inc., Series A(5)(10)(11)	$101,179

		$101,179

Lodging and Casinos — 0.0%
6,078	Fontainebleau Resorts LLC(3)(5)(11)	$716,654

		$716,654

Total Preferred Stocks (identified cost $6,098,405)		$817,833

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
2,496,146	Adelphia Recovery Trust(10)	$62,404
2,500,000	Adelphia, Inc., Escrow Certificate	62,500

		$124,904

Oil and Gas — 0.0%
1,170,000	VeraSun Energy Corp., Escrow Certificate(5)(10)	$0

		$0

Total Miscellaneous (identified cost $2,237,499)		$124,904

Short-Term Investments — 1.0%

Interest
(000’s omitted)	Description	Value
$16,271	Cash Management Portfolio, 0.00%(12)	$16,270,929

		$16,270,929

Total Short-Term Investments (identified cost $16,270,929)		$16,270,929

Total Investments — 153.7% (identified cost $2,748,092,357)		$2,564,215,031

Less Unfunded Loan Commitments — (0.1)%		$(2,118,463)

Net Investments — 153.6% (identified cost $2,745,973,894)		$2,562,096,568

Other Assets, Less Liabilities — (37.6)%		$(626,583,025)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (16.0)%		$(267,057,657)

Net Assets Applicable to Common Shares — 100.0%		$1,668,455,886

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CMO	-	Collateralized Mortgage Obligations

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	CS First Boston Mortgage Securities Corp.

DIP	-	Debtor in Possession

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

LBUBS	-	LBUBS Commercial Mortgage Trust

MTN	-	Medium-Term Note

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $258,717,950 or 15.5% of the Fund’s net assets.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)	Adjustable rate mortgage.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $1,224.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/28/09	British Pound Sterling 14,624,703	United States Dollar 23,916,800	$(511,679)
8/31/09	Euro 41,607,534	United States Dollar 58,334,179	(972,636)

			$(1,484,315)

At July 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,484,315.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,770,365,024

Gross unrealized appreciation	$68,164,072
Gross unrealized depreciation	(276,432,528)

Net unrealized depreciation	$(208,268,456)

Restricted Securities

At July 31, 2009, the Fund owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$21,437

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$101,179
Fontainebleau Resorts LLC	6/1/07	6,078	6,078,490		716,654

Total Restricted Securities			$6,098,405		$839,270

(1) Less than $0.50

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$865,161,197	$1,134,217	$866,295,414
Corporate Bonds & Notes	—	874,673,066	190,252	874,863,318
Mortgage Pass-Throughs	—	611,590,570	—	611,590,570
Collateralized Mortgage Obligations	—	153,300,603	—	153,300,603
Commercial Mortgage-Backed Securities	—	29,039,285	—	29,039,285
Asset-Backed Securities	—	384,689	—	384,689
Common Stocks	—	41,559	5,920,532	5,962,091
Convertible Bonds	—	2,532,740	—	2,532,740
Convertible Preferred Stocks	662,574	251,618	—	914,192
Preferred Stocks	—	—	817,833	817,833
Miscellaneous	—	124,904	0	124,904
Short-Term Investments	16,270,929	—	—	16,270,929

Total Investments	$16,933,503	$2,537,100,231	$8,062,834	$2,562,096,568

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,484,315)	$—	$(1,484,315)

Total	$—	$(1,484,315)	$—	$(1,484,315)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate Bonds	Investments in	Investments in
	Interests	& Notes	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2009	$1,217,696	$191,394	$5,828,336	$607,545	$7,844,971
Realized gains (losses)	(973,422)	—	(73)	—	(973,495)
Change in net unrealized appreciation (depreciation)	927,988	(9,637)	(18,974)	24,628	924,005
Net purchases (sales)	(34,883)	—	111,243	185,660	262,020
Accrued discount (premium)	(3,162)	8,495	—	—	5,333
Net transfers to (from) Level 3	—	—	—	—	—

Balance as of July 31, 2009	$1,134,217	$190,252	$5,920,532	$817,833	$8,062,834

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(20,987)	$(9,637)	$(18,974)	$24,628	$(24,970)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009